As filed with the Securities and Exchange Commission on October 29, 2003

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 21

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8121

Frank A. Camp, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill & Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus, Supplements, and Exhibits of Separate Account VA B to Form N-4 Registration Statement (33-56908 and 811-06032) filed on April 30, 2003 and any subsequent filings are hereby incorporated by reference.

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated November 3, 2003

to the

Prospectus dated May 1, 2003

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.75%

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$991	$2,836	$4,510	$8,038
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$991	$2,836	$4,510	$8,038

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2003

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. Partial withdrawals will reduce the guaranteed future value by an adjusted partial withdrawal amount which is equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

See the examples at the end of this supplement showing the effect of a withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

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Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

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You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note: The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the examples at the end of this supplement showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

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			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

Living Benefits Rider Fee

A rider fee, 0.75% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

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We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the fifth rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

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EXAMPLES

Guaranteed Minimum Accumulation Benefit Adjusted Partial Surrenders

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

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Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit Adjusted Partial Surrenders

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

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When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be effected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

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Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

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Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

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Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

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STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This statement of additional information expands upon subjects discussed in the current prospectus for the Transamerica Freedom Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this statement of additional information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2003 as revised November 1, 2003

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The policy value increased or decreased by any excess interest adjustment and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each policy anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to you.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner, upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner predeceases the annuitant and does not name a successor owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Policy

The policy, any endorsements thereon and, the application constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the cash value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .095) * (30/12)
= - 5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.56
Adjusted policy value	= net surrender value
= policy value + excess interest adjustment = 57,161.18 + (-4,623.56)
= 52,537.62
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + (-4,623.56)
= 52,537.62
Minimum cash value	= .90 * 50,000 * 1.03 ^ 2.5 = 48,451.32
The cash value of $52,537.62 is greater than the minimum value of $48,451.32

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50.000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (30/12)
= 1,250.00
Adjusted policy value	= net surrender value
= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Minimum cash value	= .90 * 50,000.00 * 1.03 ^ 2.5 = 48,451.32
The cash value of $58,411.18 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the annuity purchase value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

where:

R = the requested partial surrender

E = the excess interest adjustment

Example 3 (partial surrender, rates increase by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .065
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 - ( - 320.97))
= 36,840.21

Example 4 (partial surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .045
M = 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 - 320.97)
= 37,482.15

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	Actual Age minus 5

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds prior to the surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$ 5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$ 100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender)=50,000 - 14,900

Summary:

Reduction in guaranteed minimum death benefit	= $22,350
Reduction in policy value	= $14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$ 7,550	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$ -100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100
$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
$59,900	new policy value (after surrender) = 75,000 - 15,100

Summary:

Reduction in guaranteed minimum death benefit	= $15,100
Reduction in policy value	= $15,100

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative charges, 0.00% rider fees, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund portfolio company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in Section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, certain nontaxable, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of a traditional IRA, distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the deductible amount specified in the Code ($3,000 for 2003, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8),403(b)(10), 408(d)(3), or 457(e)(16)of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distribution s attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2003, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-government Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the net investment factor) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net result of the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor	= (A + B - C) - E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $	11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately Preceding valuation period.
	Assume		B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume		C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $	11.40

E =	The daily deduction for the mortality and expense risk fee, the administrative charge and any optional benefit fees. Assume E totals 2.15% on an annual basis. On a daily basis, this equals .000058282.

Then, the net investment factor	= (11.57 + 0 - 0) - .000058282 = Z = 1.014853999
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period. Assume	= $X

B =	The net investment factor for the current valuation period. Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating or Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period. Assume	= $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated. Assume	= Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the annuity tables used. Assume	= Z

Then, the annuity unit value is: $ X * Y * Z = $ Q

Formula and Illustration for Determining

Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment	=	A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.
	Assume	= $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	= $Y

Then, the first monthly variable annuity payment	=	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	= A
B

Where: A =	The dollar amount of the first monthly variable annuity payment. Assume	= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due. Assume	= $Y

Then, the number of annuity units	$X = Z
$Y

ADDITIONAL DEATH DISTRIBUTION RIDER—ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Benefit amount. The client is less than age 70 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrender after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrender after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings as of the date of the death benefit calculations = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount (formerly Van Kampen Money Market Subaccount), which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) * (365/7))

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS- ES)/UV))365/7 - 1

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.783%), and the effective yield was (0.780%) for the Double Enhanced Death Benefit with a total mortality and expense fee, administrative charge and distribution finance charge of 1.65%. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.634%), and the effective yield was (0.633%) for the Return of Premium Death Benefit with a total mortality and expense fee, administrative charge and distribution finance charge of 1.50%. There is no yield or effective yield for the Double Enhanced Death Benefit with a total mortality and expense fee and administrative charge of 2.15%; or the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.85%: or Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.65% for the seven days ended December 31, 2002, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

Yield = 2 x ((((NI - ES)/(U x UV)) + 1)6 - 1)

Where:

NI	= Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	= Expenses of the subaccount for the 30-day period.

U	= The average number of units outstanding.

UV	= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying portfolio and the deductions for the mortality and expense risk fee, the distribution financing charges, and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)n = ERV

Where:

T	= The average annual total return net of subaccount recurring charges.

ERV	= The ending redeemable value of the hypothetical account at the end of the period.

P	= A hypothetical initial payment of $1,000.

N	= The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

CTR = (ERV / P) - 1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.

ERV	= The ending redeemable value of the hypothetical investment at the end of the period.

P	= A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2002, 2001 and 2000 the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services regarding the policies was $6,334,200.93, $5,475,635.22, and $5,870,143.06, respectively.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected Portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding Portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolios for determining shareholders eligible to vote at the meeting of the underlying fund portfolios. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolios. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of certain subaccounts of Separate Account VA B which are available for investment by Transamerica Freedom Variable Annuity contract owners at December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Freedom Variable Annuity contract owners are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements and Schedules—Statutory Basis

Transamerica Life Insurance Company

Years Ended December 31, 2002, 2001, and 2000

Transamerica Life Insurance Company

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Contents

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets—Statutory Basis	3
Statements of Operations—Statutory Basis	5
Statements of Changes in Capital and Surplus—Statutory Basis	6
Statements of Cash Flow—Statutory Basis	7
Notes to Financial Statements—Statutory Basis	9

Statutory-Basis Financial Statement Schedules

Summary of Investments—Other Than Investments in Related Parties	45
Supplementary Insurance Information	46
Reinsurance	47

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

2

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$614,687	$193,296
Bonds	18,782,977	12,891,333
Preferred stocks:
Affiliated entities	991	761
Other	94,353	51,786
Common stocks:
Affiliated entities (cost: 2002 – $18,313; 2001 – $10,015)	250	257
Other (cost: 2002 – $104,470; 2001 – $91,042)	103,197	93,367
Mutual funds sponsored by affiliated entities (cost: 2002 – $4,689; 2001 – $4,403)	3,882	3,947
Mortgage loans on real estate	2,661,200	2,063,388
Real estate:
Home office properties	7,295	7,374
Properties acquired in satisfaction of debt	26,406	15,082
Investment properties	12,852	30,034
Policy loans	59,664	59,034
Net short-term notes receivable from affiliates	183,000	140,000
Other invested assets	517,285	413,500

Total cash and invested assets	23,068,039	15,963,159

Premiums deferred and uncollected	14,620	13,860
Accrued investment income	315,741	165,836
Reinsurance receivable	1,883	20,792
Federal and foreign income tax recoverable	13,782	—
Net deferred income tax asset	111,460	33,961
Accrued capital contribution	200,000	—
Other admitted assets	15,460	13,469
Separate account assets	7,784,759	5,304,781

Total admitted assets	$31,525,744	$21,515,858

3

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,438,160	$2,251,299
Annuity	11,786,082	7,402,612
Accident and health	466,263	384,234
Policy and contract claim reserves:
Life	17,458	13,561
Accident and health	29,712	28,202
Liabilities for deposit-type contracts	7,060,714	4,773,460
Other policyholders’ funds	2,460	2,147
Remittances and items not allocated	351,031	412,696
Asset valuation reserve	60,506	58,872
Interest maintenance reserve	—	26,415
Other liabilities	288,602	131,216
Reinsurance in unauthorized companies	3,453	1,605
Federal and foreign income taxes payable	—	32,064
Funds held under coinsurance and other reinsurance treaties	62,575	13,403
Transfers from separate accounts due or accrued	(328,108)	(150,654)
Payable for securities	36,001	119,715
Payable to affiliates	878	6,694
Separate account liabilities	7,740,502	5,259,079

Total liabilities	30,016,289	20,766,620

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding	425	425
Surplus notes	575,000	—
Paid-in surplus	934,282	534,282
Unassigned surplus (deficit)	(2,487)	212,296

Total capital and surplus	1,509,455	749,238

Total liabilities and capital and surplus	$31,525,744	$21,515,858

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$517,384	$554,684	$882,537
Annuity	8,304,910	4,118,905	3,223,121
Accident and health	145,949	150,586	152,293
Net investment income	1,091,577	825,953	527,313
Amortization of interest maintenance reserve	1,447	3,503	3,867
Commissions and expense allowances on reinsurance ceded	29,704	(6,941)	19,668
Income from fees associated with investment management, administration and contract guarantees for separate accounts	81,946	60,188	62,982
Other income	182,409	167,901	7,274

	10,355,326	5,874,779	4,879,055
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	142,567	127,370	111,054
Surrender benefits	963,589	1,194,122	1,315,484
Other benefits	477,982	356,649	205,110
Increase in aggregate reserves for policies and contracts:
Life	186,782	141,397	556,724
Annuity	4,298,123	2,730,317	541,540
Accident and health	82,029	78,869	50,794
Other	—	—	5,986
Increase in liability for premium and other deposit funds	—	—	1,183,833

	6,151,072	4,628,724	3,970,525
Insurance expenses:
Commissions	521,704	290,622	196,101
General insurance expenses	101,855	81,737	58,019
Taxes, licenses and fees	15,630	15,934	26,740
Net transfers to separate accounts	3,540,518	823,622	515,325
Other expenses	23,294	14,980	240

	4,203,001	1,226,895	796,425

Total benefits and expenses	10,354,073	5,855,619	4,766,950
Gain from operations before dividends to policyholders, federal income tax expenses (benefit) and net realized capital losses on investments	1,253	19,160	112,105
Dividends to policyholders	497	545	536

Gain from operations before federal income tax expense and net realized capital losses	756	18,615	111,569
Federal income tax expense	19,389	28,149	51,251

Gain (loss) from operations before net realized capital losses on investments	(18,633)	(9,534)	60,318
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve	(102,519)	(107,276)	(9,474)

Net income (loss)	$(121,152)	$(116,810)	$50,844

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,660	$—	$—	$154,282	$197,713	$354,655
Net income	—	—	—	—	50,844	50,844
Change in net unrealized capital gains/losses	—	—	—	—	(19,784)	(19,784)
Change in non-admitted assets	—	—	—	—	(1,210)	(1,210)
Change in asset valuation reserve	—	—	—	—	(2,999)	(2,999)
Tax benefit on stock options exercised	—	—	—	—	1,438	1,438
Change in surplus in separate accounts	—	—	—	—	(224)	(224)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(495)	(495)
Capital contribution	—	—	—	100,000	—	100,000

Balance at December 31, 2000	2,660	—	—	254,282	225,283	482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$8,933,379	$4,802,420	$4,208,600
Allowances and reserve adjustments received on reinsurance ceded	25,667	30,459	19,764
Investment income received	1,043,968	763,113	508,646
Other income received	182,511	168,351	44,960
Life and accident and health claims	(136,633)	(125,561)	(114,001)
Surrender benefits and other fund withdrawals	(1,346,732)	(1,330,575)	(1,315,484)
Annuity and other benefits to policyholders	(237,595)	(169,748)	(164,778)
Commissions, other expenses and taxes paid	(638,931)	(394,194)	(267,005)
Dividends paid to policyholders	(566)	(566)	(603)
Federal income taxes received (paid)	(65,130)	1,524	(45,190)
Net transfers to separate accounts	(3,635,930)	(797,040)	(477,575)
Other	11,416	17,495	(28,172)

Net cash provided by operating activities	4,135,424	2,965,678	2,369,162
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	20,458,498	7,553,214	4,817,369
Stocks	63,253	80,053	51,093
Mortgage loans on real estate	142,834	178,704	129,336
Real estate	3,696	587	2,042
Other invested assets	70,148	37,923	14,237
Miscellaneous proceeds	—	661	129

Total investment proceeds	20,738,429	7,851,142	5,014,206
Income taxes received (paid) on net realized capital gains(losses)	8,725	(8,658)	5,199

Net proceeds from sales, maturities, or repayments of investments	20,747,154	7,842,484	5,019,405
Cost of investments acquired:
Bonds	(26,453,740)	(13,464,536)	(6,985,975)
Stocks	(118,500)	(134,774)	(58,001)
Mortgage loans on real estate	(739,171)	(659,618)	(372,757)
Real estate	(2,261)	1,592	(149)
Other invested assets	(199,836)	(241,521)	(121,685)
Miscellaneous applications	(176,501)	(38,461)	—

Total cost of investments acquired	(27,690,009)	(14,537,318)	(7,538,567)
Net decrease (increase) in policy loans	(630)	(1,463)	2,300

Net cost of investments acquired	(27,690,639)	(14,538,781)	(7,536,267)

Net cash used in investing activities	(6,943,485)	(6,696,297)	(2,516,862)

7

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$775,000	$280,000	$100,000
Borrowed money	—	(6,200)	(138,300)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,333,331	4,406,794	—
Other sources	317,218	354,709	338,402

Total cash provided	3,425,549	5,035,303	300,102
Other cash applied:
Dividends paid to stockholder	—	(3,000)	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(74,026)	(944,380)	—
Other applications, net	(122,071)	(262,232)	(107,873)

Total other cash applied	(196,097)	(1,209,612)	(107,873)

Net cash provided by financing and miscellaneous activities	3,229,452	3,825,691	192,229

Net increase in cash and short-term investments	421,391	95,072	44,529
Cash and short-term investments at beginning of year	193,296	98,224	53,695

Cash and short-term investments at end of year	$614,687	$193,296	$98,224

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

9

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC) for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

12

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

13

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

14

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $34,280 and $16,146, respectively, with respect to such practices.

15

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

16

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

17

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

18

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus (deficit).

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

19

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

20

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions of Statutory Statement of Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $5,942.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution has been carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

21

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

22

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

23

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$614,687	$614,687	$193,296	$193,296
Bonds	18,782,977	19,176,826	12,891,333	12,936,983
Preferred stocks, other than affiliates	94,353	92,279	51,786	49,549
Common stocks, other than affiliates	103,197	103,197	93,367	93,367
Mutual funds sponsored by affiliated entities	3,882	3,882	3,947	3,947
Mortgage loans on real estate	2,661,200	2,895,363	2,063,388	2,117,378
Policy loans	59,664	59,664	59,034	59,034
Net short-term notes receivable from affiliates	183,000	183,000	140,000	140,000
Interest rate caps	72	9	1,406	3
Swaps	(89,890)	(126,004)	(29,268)	(140,307)
Separate account assets	7,784,759	7,784,759	5,304,781	5,304,781

Liabilities
Investment contract liabilities	18,846,796	18,894,175	12,176,072	12,109,052
Separate account annuity liabilities	6,253,739	6,248,530	4,172,376	4,102,548

24

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

December 31, 2001
Bonds:
United States Government and agencies	$116,098	$1,806	$889	$117,015
State, municipal, and other government	245,626	13,251	16,610	242,267
Public utilities	922,762	20,165	12,901	930,026
Industrial and miscellaneous	5,598,744	123,985	94,570	5,628,159
Mortgage and other asset-backed securities	6,008,103	61,403	49,990	6,019,516

	12,891,333	220,610	174,960	12,936,983
Preferred stocks	51,786	254	2,491	49,549
Affiliated preferred stocks	761	—	—	761

	$12,943,880	$220,864	$177,451	$12,987,293

25

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$201,013	$203,750
Due after one year through five years	3,745,339	3,857,772
Due after five years through ten years	4,613,891	4,857,979
Due after ten years	2,396,501	2,432,365

	10,956,744	11,351,866
Mortgage and other asset-backed securities	7,826,233	7,824,960

	$18,782,977	$19,176,826

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stock	$956,905	$684,756	$421,931
Dividends on equity investments	2,065	1,362	644
Interest on mortgage loans	161,211	147,811	111,356
Rental income on real estate	8,253	8,289	8,070
Interest on policy loans	3,945	4,269	4,248
Other investment income	12,230	16,058	4,549

Gross investment income	1,144,609	862,545	550,798

Less investment expenses	53,032	36,592	23,485

Net investment income	$1,091,577	$825,953	$527,313

26

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	20,462,679	$7,556,980	$4,817,508

Gross realized gains	$152,259	$82,314	$24,440
Gross realized losses	(250,673)	(123,094)	(55,422)

Net realized losses	$(98,414)	$(40,780)	$(30,982)

Gross realized losses for the years ended December 31, 2002 and 2001 include $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $57,201 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds and preferred stocks	$(98,414)	$(40,780)	$(30,982)
Equity securities	3,695	6,266	5,551
Mortgage loans on real estate	374	—	2,659
Real estate	(3,193)	399	220
Short-term investments	—	661	9
Other invested assets	(47,253)	(40,788)	(7,690)

	(144,791)	(74,242)	(30,233)

Tax effect	8,725	(8,658)	5,199
Transfer from (to) interest maintenance reserve	33,547	(24,376)	15,560

Net realized losses	$(102,519)	$(107,276)	$(9,474)

27

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$27,211	$15,112	$(20,789)
Preferred stocks	(3,606)	3,437	4,462
Common stocks	(3,598)	(7,270)	(249)
Affiliated entities	(129)	(15,246)	(3,506)
Mortgage loans on real estate	452	(834)	296
Other invested assets	(28,463)	712	183
Real estate	298	—	(181)
Derivative instruments	(60,647)	(6,611)	—

Change in unrealized gains/losses	$(68,482)	$(10,700)	$(19,784)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2002	2001
Unrealized gains	$1,703	$4,025
Unrealized losses	(2,976)	(1,700)

Net unrealized gains (losses)	$(1,273)	$2,325

During 2002, the Company issued mortgage loans with interest rates ranging from 3.65% to 7.77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $31,999 were non-income producing for the previous 180 days. Accrued interest of $2,531 related to these mortgage loans was excluded from investment income at December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

28

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,989 and $18,991, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property-Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	27%	30%	Office	42%	42%
Pacific	24	28	Industrial	19	18
E. North Central	14	14	Apartment	18	16
Mountain	11	8	Retail	16	19
Middle Atlantic	10	9	Other	5	5
W. North Central	6	3
W. South Central	4	4
New England	3	3
E. South Central	1	1

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded as interest income. While

29

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at

30

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $221,709 and credit default swaps with a fair value of $(4,161). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company recognized capital losses in the amount of $ -0-, $20,125 and $ -0- related to replication transactions.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $170,472.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$3,907,327	$2,235,687
Receive floating – pay fixed	3,770,710	2,283,912
Receive floating (uncapped) – pay floating (capped)	3,262,219	1,808,116
Receive floating (LIBOR) – pay floating (S&P)	45,000	45,000
Interest rate cap agreements	33,904	541,172

31

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$9,070,709	$4,855,609	$3,205,023
Reinsurance assumed	249,010	261,194	1,177,833
Reinsurance ceded	(351,476)	(292,628)	(124,905)

Net premiums earned	$8,968,243	$4,824,175	$4,257,951

The Company received reinsurance recoveries in the amount of $122,531, $135,889, and $123,039 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,238 and $5,419, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $1,468,069 and $1,447,904, respectively.

At December 31, 2002, amounts recoverable from unauthorized reinsurers of $4,315 (2001 – $5,747) and reserve credits for reinsurance ceded of $142,819 (2001 – $115,987) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $51,333 at December 31, 2002, that can be drawn on for amounts that remain unpaid for more than 120 days.

32

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $80,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2002, $816 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2002	2001
Deferred income tax assets:
Guaranty funds	$5,445	$6,362
Non-admitted assets	6,401	1,711
Loss carryforwards	23,244	—
Deferred acquisition costs	136,324	105,210
Reserves	69,185	32,767
Unrealized capital losses	78,471	61,483
Other	7,196	7,609

Total deferred income tax assets	326,266	215,142

Deferred income tax assets – nonadmitted	181,489	149,413

Deferred income tax liabilities:
Partnerships	721	1,335
Real estate	1,217	1,222
Unrealized capital gains	29,544	29,184
Other	1,835	27

Total deferred income tax liabilities	$33,317	$31,768

33

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001
Change in net deferred income tax asset	$109,574	$64,840

Change in deferred income tax assets - nonadmitted	32,076	50,003

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2002	2001	2000
Income tax computed at federal statutory rate (35%)	$265	$6,515	$39,049
Deferred acquisition costs – tax basis	30,953	22,560	24,629
Depreciation	(148)	104	(207)
Dividends received deduction	(2,413)	(2,228)	(1,802)
IMR amortization	(506)	(1,226)	(1,353)
Investment income items	(4,934)	(4,937)	(3,866)
Low income housing credits	(6,051)	(5,725)	(4,328)
Prior year under (over) accrual	740	(918)	(3,947)
Reinsurance transactions	(1,442)	13,051	—
Tax reserve adjustment	4,675	2,705	2,569
Other	(1,750)	(1,752)	507

Federal income tax expense	$19,389	$28,149	$51,251

34

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Capital loss carryforwards of $64,412 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

35

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,684,200	6%	$567,505	3%
Subject to discretionary withdrawal at book value less surrender charge	7,425,333	28	4,359,812	25
Subject to discretionary withdrawal at market value	5,926,569	22	3,869,101	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	4,281,342	16	3,845,030	22
Not subject to discretionary withdrawal provision	7,278,306	28	5,061,818	28

	26,595,750	100%	17,703,266	100%

Less reinsurance ceded	1,378,208		1,411,628

Total policy reserves on annuities and deposit-type liabilities	$25,217,542		$16,291,638

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $5,141,000 and $3,405,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003 - $770,000; 2004 - $150,000; 2005 - $780,000; 2006 $1,140,000; 2007 - $1,370,000 and thereafter - $931,000.

36

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001, and 2000 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total	$175,950	$4,574,436	$4,750,386

Premiums, deposits, and other considerations for the year ended December 31, 2000	$100,000	$743,550	$843,550

Reserves for separate accounts with assets at:
Fair value	$—	$4,273,977	$4,273,977
Amortized cost	106,754	—	106,754

Total	$106,754	$4,273,977	$4,380,731

37

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,133,334	$1,281,237	$843,530
Transfers from separate accounts	402,618	(456,777)	(325,645)

Net transfers to separate accounts	3,535,952	824,460	517,885
Miscellaneous reconciling adjustments	4,566	(838)	(2,560)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$3,540,518	$823,622	$515,325

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

38

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

December 31, 2001
Life and annuity:
Ordinary direct first year business	$2,646	$1,788	$858
Ordinary direct renewal business	18,679	5,914	12,765
Group life direct business	245	116	129

Total life and annuity	21,570	7,818	13,752
Accident and health:
Direct	108	—	108

Total accident and health	108	—	108

	$21,678	$7,818	$13,860

At December 31, 2002 and 2001, the Company had insurance in force aggregating $121,707 and $65,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $3,813 and $2,139 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

39

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $150,679.

The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $784, $665, and $457 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

40

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $353, $314, and $310 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $95, $94, and $41 for the years ended December 31, 2002, 2001, and 2000, respectively.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $57,691, $33,505, and $21,115, respectively, for these services, which approximates their costs to the affiliates.

41

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $2,292, $1,966, and $1,234, respectively, to affiliates.

During 2002 and 2001, the Company received capital contributions of $200,000 and $280,000, respectively, in cash from its parent. Also during 2002, the Company has accrued capital contributions of $200,000. In addition, in 2002, the Company received a surplus note of $575,000.

At December 31, 2002, the Company has net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $218,024 and $209,491 at December 31, 2002 and 2001, respectively.

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to defined benefit plan sponsors totaling $1,180,932 and $607,317 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

42

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $1,251,633 and $1,249,984, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $1,319,849 and $496,277, respectively.

The Company has contingent commitments for $151,470 at December 31, 2002 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,557 and $18,200 and an offsetting premium tax benefit of $7,236 and $7,316 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(2,425), $(1,943), and $1,134 for the years ended December 31, 2002, 2001, and 2000, respectively.

43

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost(1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$964,033	$972,180	$964,033
States, municipalities and political subdivisions	1,263,086	1,282,169	1,263,086
Foreign governments	434,322	463,003	434,322
Public utilities	1,005,793	1,011,627	1,005,793
All other corporate bonds	15,111,509	15,443,155	15,111,509
Redeemable preferred stocks	94,353	92,279	94,353

Total fixed maturities	18,873,096	19,264,413	18,873,096

Equity securities
Common stocks:
Banks, trust and insurance	45,000	45,000	45,000
Industrial, miscellaneous and all other	59,470	58,197	58,197

Total equity securities	104,470	103,197	103,197

Mortgage loans on real estate	2,661,200		2,661,200
Real estate	46,553		46,553
Policy loans	59,664		59,664
Other long-term investments	517,285		517,285
Cash and short-term investments	614,687		614,687

Total investments	$22,876,955		$22,875,682

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

45

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

Year ended December 31, 2000
Individual life	$2,107,973	$—	$9,993	$881,370	$132,477	$649,924	$476,394
Individual health	179,488	10,825	11,585	88,222	14,132	71,399	39,427	$88,000
Group life and health	109,570	7,014	20,816	64,955	11,008	45,383	33,422	63,474
Annuity	4,577,664	—	—	3,223,404	369,696	3,203,819	247,182

	$6,974,695	$17,839	$42,394	$4,257,951	$527,313	$3,970,525	$796,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609	$292,628	$261,194	$4,824,175	5%

Year ended December 31, 2000
Life insurance in force	$9,477,758	$1,088,937	$70,808	$8,459,629	1%

Premiums:
Individual life	$882,584	$4,575	$3,361	$881,370	1%
Individual health	92,426	4,204	—	88,222	—
Group life and health	173,505	108,550	—	64,955	—
Annuity	2,056,508	7,576	1,174,472	3,223,404	36

	$3,205,023	$124,905	$1,177,833	$4,257,951	28%

47

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Year Ended December 31, 2002

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of Transamerica Freedom Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, Alger Aggressive Growth, American Century Income & Growth, American Century International, BlackRock Global Science & Technology, BlackRock Mid Cap Growth, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Dreyfus Small Cap Value, Gabelli Global Growth, Great Companies – AmericaSM, Great Companies – Global2, Great Companies – TechnologySM, Janus Balanced (A/T), Janus Global, Janus Growth II (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, PBHG Mid Cap Growth, PBHG/NWQ Value Select, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Asset Allocation, Van Kampen Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, Alliance Growth & Income, Alliance Premier Growth, Janus Aspen – Aggressive Growth, Janus Aspen – Strategic Value, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, and Fidelity – VIP Value Strategies subaccounts), which are available for investment by contract owners of the Transamerica Freedom Variable Annuity, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B which are available for investment by contract owners of Transamerica Freedom Variable Annuity at December 31, 2002, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Aggressive Asset Allocation Subaccount	Conservative Asset Allocation Subaccount	Moderate Asset Allocation Subaccount	Moderately Aggressive Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	314,077.909	460,434.280	619,195.088	711,042.924

Cost	$2,678,110	$4,113,312	$5,393,198	$6,042,973

Investments in mutual funds, at net asset value	$2,566,017	$4,185,348	$5,455,109	$6,058,086
Receivable for units sold	8	—	8	—

Total assets	2,566,025	4,185,348	5,455,117	6,058,086

Liabilities
Payable for units redeemed	—	3	—	5

	$2,566,025	$4,185,345	$5,455,117	$6,058,081

Net Assets:
Deferred annuity contracts terminable by owners	$2,566,025	$4,185,345	$5,455,117	$6,058,081

Total net assets	$2,566,025	$4,185,345	$5,455,117	$6,058,081

Accumulation units outstanding:
M&E—1.50%	331,717	1,767,197	2,109,943	1,349,063

M&E—1.65%	2,859,223	2,904,735	4,179,412	5,874,308

Accumulation unit value:
M&E—1.50%	$0.804872	$0.896399	$0.867926	$0.839352

M&E—1.65%	$0.804077	$0.895514	$0.867070	$0.838523

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount
Assets
Investment in securities:
Number of shares	92,140.306	138,391.886	184,304.344	3,357.784

Cost	$1,292,984	$1,138,774	$1,106,679	$23,444

Investments in mutual funds, at net asset value	$987,744	$1,057,314	$1,107,669	$22,329
Receivable for units sold	2	—	5	—

Total assets	987,746	1,057,314	1,107,674	22,329

Liabilities
Payable for units redeemed	—	2	—	—

	$987,746	$1,057,312	$1,107,674	$22,329

Net Assets:
Deferred annuity contracts terminable by owners	$987,746	$1,057,312	$1,107,674	$22,329

Total net assets	$987,746	$1,057,312	$1,107,674	$22,329

Accumulation units outstanding:
M&E—1.50%	184,769	355,083	145,042	3,419

M&E—1.65%	2,486,518	1,065,886	1,590,381	27,810

Accumulation unit value:
M&E—1.50%	$0.371121	$0.745459	$0.639710	$0.715648

M&E—1.65%	$0.369663	$0.743618	$0.638142	$0.714934

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares	23,660.477	1,509,715.968	1,030,226.071	1,855,629.081

Cost	$181,060	$15,109,765	$9,661,190	$33,241,368

Investments in mutual funds, at net asset value	175,797	12,817,489	7,613,371	24,401,522
Receivable for units sold	1	—	—	—

Total assets	175,798	12,817,489	7,613,371	24,401,522

Liabilities
Payable for units redeemed	—	7	6	5

	$175,798	$12,817,482	$7,613,365	$24,401,517

Net Assets:
Deferred annuity contracts terminable by owners	$175,798	$12,817,482	$7,613,365	$24,401,517

Total net assets	$175,798	$12,817,482	$7,613,365	$24,401,517

Accumulation units outstanding:
M&E—1.50%	22,459	1,604,712	2,148,918	1,789,826

M&E—1.65%	209,795	12,827,550	9,948,384	12,431,401

Accumulation unit value:
M&E—1.50%	$0.757595	$0.893846	$0.632798	$1.727962

M&E—1.65%	$0.756850	$0.887396	$0.628598	$1.714108

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies— AmericaSM Subaccount
Assets
Investment in securities:
Number of shares	56,414.784	2,612,357.671	158,264.661	140,441.120

Cost	$617,294	$36,024,019	$1,126,711	$1,139,349

Investments in mutual funds, at net asset value	643,693	19,932,289	1,077,782	1,106,676
Receivable for units sold	1	1	—	—

Total assets	643,694	19,932,290	1,077,782	1,106,676

Liabilities
Payable for units redeemed	—	—	5	2

	$643,694	$19,932,290	$1,077,777	$1,106,674

Net Assets:
Deferred annuity contracts terminable by owners	$643,694	$19,932,290	$1,077,777	$1,106,674

Total net assets	$643,694	$19,932,290	$1,077,777	$1,106,674

Accumulation units outstanding:
M&E—1.50%	163,787	1,323,422	158,044	137,752

M&E—1.65%	529,238	10,140,901	1,420,329	1,307,128

Accumulation unit value:
M&E—1.50%	$0.929516	$1.751037	$0.684868	$0.767645

M&E—1.65%	$0.928601	$1.737018	$0.682615	$0.765747

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global Subaccount

Assets
Investment in securities:
Number of shares	65,314.330	69,876.420	28,442.598	50,962.020

Cost	$370,824	$205,194	$267,481	$1,121,677

Investments in mutual funds, at net asset value	$363,801	$183,775	$269,920	$670,660
Receivable for units sold	3	7	—	—

Total assets	363,804	183,782	269,920	670,660

Liabilities
Payable for units redeemed	—	—	1	6

	$363,804	$183,782	$269,919	$670,654

Net Assets:
Deferred annuity contracts terminable by owners	$363,804	$183,782	$269,919	$670,654

Total net assets	$363,804	$183,782	$269,919	$670,654

Accumulation units outstanding:
M&E—1.50%	61,696	18,935	73,453	204,399

M&E—1.65%	544,593	371,721	214,031	1,357,782

Accumulation unit value:
M&E—1.50%	$0.601821	$0.471553	$0.939595	$0.430777

M&E—1.65%	$0.599849	$0.470387	$0.938664	$0.429085

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount

Assets
Investment in securities:
Number of shares	987,005.988	495,823.431	1,486,662.265	171,395.681

Cost	$78,937,120	$5,096,211	$23,936,048	$1,504,700

Investments in mutual funds, at net asset value	$32,136,915	$2,826,194	$14,777,423	$1,151,779
Receivable for units sold	3	—	—	—

Total assets	32,136,918	2,826,194	14,777,423	1,151,779

Liabilities
Payable for units redeemed	—	6	1	1

	$32,136,918	$2,826,188	$14,777,422	$1,151,778

Net Assets:
Deferred annuity contracts terminable by owners	$32,136,918	$2,826,188	$14,777,422	$1,151,778

Total net assets	$32,136,918	$2,826,188	$14,777,422	$1,151,778

Accumulation units outstanding:
M&E—1.50%	260,846	842,937	2,460,344	334,221

M&E—1.65%	1,799,933	3,985,892	11,893,663	1,711,305

Accumulation unit value:
M&E—1.50%	$15.704474	$0.589170	$1.036367	$0.564924

M&E—1.65%	$15.578617	$0.584450	$1.028077	$0.562710

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	586,485.025	159,132.960	181,150.406	1,361,749.987

Cost	$5,151,555	$1,349,512	$2,452,614	$13,981,582

Investments in mutual funds, at net asset value	$5,178,663	$1,099,609	$2,106,779	$14,461,785
Receivable for units sold	—	2	—	—

Total assets	5,178,663	1,099,611	2,106,779	14,461,785

Liabilities
Payable for units redeemed	8	—	1	9

	$5,178,655	$1,099,611	$2,106,778	$14,461,776

Net Assets:
Deferred annuity contracts terminable by owners	$5,178,655	$1,099,611	$2,106,778	$14,461,776

Total net assets	$5,178,655	$1,099,611	$2,106,778	$14,461,776

Accumulation units outstanding:
M&E—1.50%	1,415,069	409,547	206,458	2,092,533

M&E—1.65%	3,994,851	2,726,209	2,185,520	11,672,666

Accumulation unit value:
M&E—1.50%	$0.962033	$0.351884	$0.883966	$1.051492

M&E—1.65%	$0.955558	$0.350486	$0.880466	$1.050445

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	1,026,198.102	14,851.865	563,343.063	78,237.306

Cost	$12,586,302	$139,014	$8,838,888	$815,273

Investments in mutual funds, at net asset value	$9,954,122	$138,419	$7,740,334	$749,513
Receivable for units sold	12	—	—	3

Total assets	9,954,134	138,419	7,740,334	749,516

Liabilities
Payable for units redeemed	—	—	57	—

	$9,954,134	$138,419	$7,740,277	$749,516

Net Assets:
Deferred annuity contracts terminable by owners	$9,954,134	$138,419	$7,740,277	$749,516

Total net assets	$9,954,134	$138,419	$7,740,277	$749,516

Accumulation units outstanding:
M&E—1.50%	2,248,285	40,596	1,190,272	205,146

M&E—1.65%	10,724,740	109,517	13,860,460	598,415

Accumulation unit value:
M&E—1.50%	$0.769798	$0.922763	$0.516143	$0.934457

M&E—1.65%	$0.766770	$0.921845	$0.514119	$0.932156

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Assets
Investment in securities:
Number of shares	1,600,550.073	83,800.454	2,094,140.596	1,429,118.650

Cost	$19,129,708	$781,188	$39,157,589	$33,825,226

Investments in mutual funds, at net asset value	$19,718,777	$654,482	$32,019,410	$21,565,400
Receivable for units sold	—	—	—	9

Total assets	19,718,777	654,482	32,019,410	21,565,409

Liabilities
Payable for units redeemed	17	—	1	—

	$19,718,760	$654,482	$32,019,409	$21,565,409

Net Assets:
Deferred annuity contracts terminable by owners	$19,718,760	$654,482	$32,019,409	$21,565,409

Total net assets	$19,718,760	$654,482	$32,019,409	$21,565,409

Accumulation units outstanding:
M&E—1.50%	2,810,237	32,160	2,250,644	1,039,058

M&E—1.65%	10,798,493	777,097	13,877,571	9,575,773

Accumulation unit value:
M&E—1.50%	$1.460102	$0.811801	$1.999060	$2.046402

M&E—1.65%	$1.446084	$0.808617	$1.983073	$2.030027

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Assets
Investment in securities:
Number of shares	337,072.443	1,380,538.390	1,646,053.564	33,318,783.690

Cost	$3,012,620	$10,472,026	$30,727,837	$33,318,784

Investments in mutual funds, at net asset value	$2,686,467	$10,478,286	$21,151,788	$33,318,784
Receivable for units sold	—	2	2	203

Total assets	2,686,467	10,478,288	21,151,790	33,318,987

Liabilities
Payable for units redeemed	2	—	—	—

	$2,686,465	$10,478,288	$21,151,790	$33,318,987

Net Assets:
Deferred annuity contracts terminable by owners	$2,686,465	$10,478,288	$21,151,790	$33,318,987

Total net assets	$2,686,465	$10,478,288	$21,151,790	$33,318,987

Accumulation units outstanding:
M&E—1.50%	373,079	1,510,385	2,392,337	8,057,960

M&E—1.65%	4,581,582	10,643,994	10,520,153	18,149,047

Accumulation unit value:
M&E—1.50%	$0.544196	$0.868180	$1.648851	$1.278447

M&E—1.65%	$0.542048	$0.861237	$1.635640	$1.268238

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	Alliance Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	102,393.552	121,268.745	4,913.903	170,469.257

Cost	$1,623,397	$977,847	$80,874	$3,488,055

Investments in mutual funds, at net asset value	$1,331,116	$965,299	$80,490	$2,811,038
Receivable for units sold	4	—	—	—

Total assets	1,331,120	965,299	80,490	2,811,038

Liabilities
Payable for units redeemed	—	—	—	2

	$1,331,120	$965,299	$80,490	$2,811,036

Net Assets:
Deferred annuity contracts terminable by owners	$1,331,120	$965,299	$80,490	$2,811,036

Total net assets	$1,331,120	$965,299	$80,490	$2,811,036

Accumulation units outstanding:
M&E—1.50%	211,456	271,013	8,537	562,773

M&E—1.65%	2,299,820	1,003,800	93,051	3,412,179

Accumulation unit value:
M&E—1.50%	$0.531264	$0.757796	$0.793030	$0.708682

M&E—1.65%	$0.529946	$0.757050	$0.792246	$0.706941

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alliance Premier Growth Subaccount	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount
Assets
Investment in securities:
Number of shares	42,608.551	67,516.516	60,853.826	172,816.256

Cost	$841,048	$1,151,689	$557,616	$3,772,509

Investments in mutual funds, at net asset value	$736,702	$1,054,608	$427,802	$3,620,501
Receivable for units sold	—	5	—	3

Total assets	736,702	1,054,613	427,802	3,620,504

Liabilities
Payable for units redeemed	—	—	—	—

	$736,702	$1,054,613	$427,802	$3,620,504

Net Assets:
Deferred annuity contracts terminable by owners	$736,702	$1,054,613	$427,802	$3,620,504

Total net assets	$736,702	$1,054,613	$427,802	$3,620,504

Accumulation units outstanding:
M&E—1.50%	290,129	418,083	118,270	1,288,017

M&E—1.65%	977,258	2,981,371	512,467	6,042,240

Accumulation unit value:
M&E—1.50%	$0.582390	$0.311130	$0.680071	$0.495255

M&E—1.65%	$0.580946	$0.310104	$0.677839	$0.493626

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares	7,093.843	166,451.128	407,290.139	206,821.481

Cost	$74,425	$2,807,351	$7,797,653	$4,131,122

Investments in mutual funds, at net asset value	$73,634	$2,837,992	$7,310,858	$3,722,787
Receivable for units sold	—	1	2	—

Total assets	73,634	2,837,993	7,310,860	3,722,787

Liabilities
Payable for units redeemed	—	—	—	1

	$73,634	$2,837,993	$7,310,860	$3,722,786

Net Assets:
Deferred annuity contracts terminable by owners	$73,634	$2,837,993	$7,310,860	$3,722,786

Total net assets	$73,634	$2,837,993	$7,310,860	$3,722,786

Accumulation units outstanding:
M&E—1.50%	10,624	243,516	1,989,715	875,534

M&E—1.65%	88,053	2,852,668	8,369,367	3,647,123

Accumulation unit value:
M&E—1.50%	$0.746874	$0.917454	$0.707994	$0.825763

M&E—1.65%	$0.746131	$0.916538	$0.705209	$0.822512

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	117,445.275	20,942.522	657,646.131	295,513.484

Cost	$3,329,147	$293,829	$12,124,075	$2,391,653

Investments in mutual funds, at net asset value	$2,725,905	$243,771	$11,436,466	$2,349,332
Receivable for units sold	—	4	47	—

Total assets	2,725,905	243,775	11,436,513	2,349,332

Liabilities
Payable for units redeemed	3	—	—	32

	$2,725,902	$243,775	$11,436,513	$2,349,300

Net Assets:
Deferred annuity contracts terminable by owners	$2,725,902	$243,775	$11,436,513	$2,349,300

Total net assets	$2,725,902	$243,775	$11,436,513	$2,349,300

Accumulation units outstanding:
M&E—1.50%	311,640	41,431	1,109,568	233,603

M&E—1.65%	4,275,756	405,196	11,119,727	2,909,202

Accumulation unit value:
M&E—1.50%	$0.595582	$0.547765	$0.938535	$0.748203

M&E—1.65%	$0.594116	$0.545616	$0.934838	$0.747462

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	14,212	18,996	20,834	15,935

Net investment income (loss)	(14,212)	(18,996)	(20,834)	(15,935)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	6,680	1,085,059	396,788	155,656
Cost of investments sold	7,935	1,107,984	415,322	161,680

Net realized capital gains (losses) on investments	(1,255)	(22,925)	(18,534)	(6,024)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(112,093)	72,036	61,911	15,113

Net change in unrealized appreciation/depreciation of investments	(112,093)	72,036	61,911	15,113

Net realized and unrealized capital gains (losses) on investments	(113,348)	49,111	43,377	9,089

Increase (decrease) in net assets from operations	$(127,560)	$30,115	$22,543	$(6,846)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$233	$2,093	$—
Expenses:
Administrative, mortality and expense risk charge	17,931	11,220	12,016	134

Net investment income (loss)	(17,931)	(10,987)	(9,923)	(134)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	318,487	981,720	30,085,447	7,212
Cost of investments sold	371,422	1,054,519	30,128,485	7,208

Net realized capital gains (losses) on investments	(52,935)	(72,799)	(43,038)	4
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	107,745	13,101	921	—
End of period	(305,240)	(81,460)	990	(1,115)

Net change in unrealized appreciation/depreciation of investments	(412,985)	(94,561)	69	(1,115)

Net realized and unrealized capital gains (losses) on investments	(465,920)	(167,360)	(42,969)	(1,111)

Increase (decrease) in net assets from operations	$(483,851)	$(178,347)	$(52,892)	$(1,245)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$22,263	$30,548	$1,110,181
Expenses:
Administrative, mortality and expense risk charge	808	187,459	125,407	429,674

Net investment income (loss)	(808)	(165,196)	(94,859)	680,507
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,642	14,827,942	1,368,667	3,607,983
Cost of investments sold	1,874	14,601,829	1,725,034	5,284,839

Net realized capital gains (losses) on investments	(232)	226,113	(356,367)	(1,676,856)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	409,959	(177,480)	(3,050,779)
End of period	(5,263)	(2,292,276)	(2,047,819)	(8,839,846)

Net change in unrealized appreciation/depreciation of investments	(5,263)	(2,702,235)	(1,870,339)	(5,789,067)

Net realized and unrealized capital gains (losses) on investments	(5,495)	(2,476,122)	(2,226,706)	(7,465,923)

Increase (decrease) in net assets from operations	$(6,303)	$(2,641,318)	$(2,321,565)	$(6,785,416)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies— AmericaSM Subaccount

Net investment income (loss)
Income:
Dividends	$7,375	$4,135,593	$1,658	$1,669
Expenses:
Administrative, mortality and expense risk charge	4,447	444,650	8,702	8,756

Net investment income (loss)	2,928	3,690,943	(7,044)	(7,087)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	486	—	—	—
Proceeds from sales	1,505,943	5,712,386	2,535,256	452,108
Cost of investments sold	1,567,938	10,738,092	2,568,490	542,411

Net realized capital gains (losses) on investments	(61,509)	(5,025,706)	(33,234)	(90,303)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(2,075,065)	6,815	5,738
End of period	26,399	(16,091,730)	(48,929)	(32,673)

Net change in unrealized appreciation/depreciation of investments	26,399	(14,016,665)	(55,744)	(38,411)

Net realized and unrealized capital gains (losses) on investments	(35,110)	(19,042,371)	(88,978)	(128,714)

Increase (decrease) in net assets from operations	$(32,182)	$(15,351,428)	$(96,022)	$(135,801)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Great Companies— Global(2) Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount(1)	Janus Global Subaccount

Net investment income (loss)
Income:
Dividends	$178	$—	$—	$22,910
Expenses:
Administrative, mortality and expense risk charge	2,365	1,564	1,890	14,071

Net investment income (loss)	(2,187)	(1,564)	(1,890)	8,839
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	461,683	124,105	241,609	239,393
Cost of investments sold	472,555	160,373	252,270	453,204

Net realized capital gains (losses) on investments	(10,872)	(36,268)	(10,661)	(213,811)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,709)	(4,185)	—	(374,547)
End of period	(7,023)	(21,419)	2,439	(451,017)

Net change in unrealized appreciation/depreciation of investments	(5,314)	(17,234)	2,439	(76,470)

Net realized and unrealized capital gains (losses) on investments	(16,186)	(53,502)	(8,222)	(290,281)

Increase (decrease) in net assets from operations	$(18,373)	$(55,066)	$(10,112)	$(281,442)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount

Net investment income (loss)
Income:
Dividends	$—	$—	$71,517	$1,646
Expenses:
Administrative, mortality and expense risk charge	717,753	55,871	292,673	27,225

Net investment income (loss)	(717,753)	(55,871)	(221,156)	(25,579)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	15,580,566	818,132	5,111,980	1,933,118
Cost of investments sold	32,118,172	1,470,804	7,801,383	2,297,923

Net realized capital gains (losses) on investments	(16,537,606)	(652,672)	(2,689,403)	(364,805)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(45,326,755)	(1,615,308)	(6,371,488)	(157,220)
End of period	(46,800,205)	(2,270,017)	(9,158,625)	(352,921)

Net change in unrealized appreciation/depreciation of investments	(1,473,450)	(654,709)	(2,787,137)	(195,701)

Net realized and unrealized capital gains (losses) on investments	(18,011,056)	(1,307,381)	(5,476,540)	(560,506)

Increase (decrease) in net assets from operations	$(18,728,809)	$(1,363,252)	$(5,697,696)	$(586,085)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)

Net investment income (loss)
Income:
Dividends	$135,446	$—	$49,744	$—
Expenses:
Administrative, mortality and expense risk charge	83,208	19,036	34,544	71,328

Net investment income (loss)	52,238	(19,036)	15,200	(71,328)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	32,773	—
Proceeds from sales	4,041,805	1,735,908	1,013,015	1,106,517
Cost of investments sold	4,352,090	1,732,937	1,182,543	1,083,197

Net realized capital gains (losses) on investments	(310,285)	2,971	(136,755)	23,320
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(224,217)	143,220	(27,594)	—
End of period	27,108	(249,903)	(345,835)	480,203

Net change in unrealized appreciation/depreciation of investments	251,325	(393,123)	(318,241)	480,203

Net realized and unrealized capital gains (losses) on investments	(58,960)	(390,152)	(454,996)	503,523

Increase (decrease) in net assets from operations	$(6,722)	$(409,188)	$(439,796)	$432,195

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount(1)	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$122,043	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	177,724	259	104,249	6,621

Net investment income (loss)	(55,681)	(259)	(104,249)	(6,621)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	21,234	—	—	—
Proceeds from sales	12,541,973	125,811	1,827,626	240,740
Cost of investments sold	13,106,053	126,544	2,604,152	273,797

Net realized capital gains (losses) on investments	(542,846)	(733)	(776,526)	(33,057)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	399,381	—	(405,355)	7,015
End of period	(2,632,180)	(595)	(1,098,554)	(65,760)

Net change in unrealized appreciation/depreciation of investments	(3,031,561)	(595)	(693,199)	(72,775)

Net realized and unrealized capital gains (losses) on investments	(3,574,407)	(1,328)	(1,469,725)	(105,832)

Increase (decrease) in net assets from operations	$(3,630,088)	$(1,587)	$(1,573,974)	$(112,453)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Transamerica U.S. Government Securities	T. Rowe Price Dividend Growth	T. Rowe Price Equity Income	T. Rowe Price Growth Stock
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$387,801	$3,976	$402,981	$12,124
Expenses:
Administrative, mortality and expense risk charge	287,165	13,826	562,928	438,856

Net investment income (loss)	100,636	(9,850)	(159,947)	(426,732)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	604,545	—
Proceeds from sales	7,633,900	851,295	5,474,394	7,355,622
Cost of investments sold	7,360,206	937,925	6,296,163	10,976,220

Net realized capital gains (losses) on investments	273,694	(86,630)	(217,224)	(3,620,598)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	224,289	7,970	(2,209,551)	(8,341,911)
End of period	589,069	(126,706)	(7,138,179)	(12,259,826)

Net change in unrealized appreciation/depreciation of investments	364,780	(134,676)	(4,928,628)	(3,917,915)

Net realized and unrealized capital gains (losses) on investments	638,474	(221,306)	(5,145,852)	(7,538,513)

Increase (decrease) in net assets from operations	$739,110	$(231,156)	$(5,305,799)	$(7,965,245)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	T. Rowe Price Small Cap	Van Kampen Active International Allocation	Van Kampen Asset Allocation	Van Kampen Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$24,179	$537,845	$474,912
Expenses:
Administrative, mortality and expense risk charge	27,742	215,325	404,831	595,979

Net investment income (loss)	(27,742)	(191,146)	133,014	(121,067)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	553
Proceeds from sales	1,014,109	72,069,625	6,500,300	218,389,146
Cost of investments sold	1,248,343	73,793,826	10,448,512	218,389,146

Net realized capital gains (losses) on investments	(234,234)	(1,724,201)	(3,948,212)	553
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(34,248)	181,846	(8,184,888)	—
End of period	(326,153)	6,260	(9,576,049)	—

Net change in unrealized appreciation/depreciation of investments	(291,905)	(175,586)	(1,391,161)	—

Net realized and unrealized capital gains (losses) on investments	(526,139)	(1,899,787)	(5,339,373)	553

Increase (decrease) in net assets from operations	$(553,881)	$(2,090,933)	$(5,206,359)	$(120,514)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	Alliance Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$884	$11	$—	$16,249
Expenses:
Administrative, mortality and expense risk charge	16,242	4,711	318	44,417

Net investment income (loss)	(15,358)	(4,700)	(318)	(28,168)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	99,881
Proceeds from sales	7,022,847	59,142	16,859	660,371
Cost of investments sold	7,145,971	71,050	17,035	922,294

Net realized capital gains (losses) on investments	(123,124)	(11,908)	(176)	(162,042)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,910	—	—	(48,810)
End of period	(292,281)	(12,548)	(384)	(677,017)

Net change in unrealized appreciation/depreciation of investments	(295,191)	(12,548)	(384)	(628,207)

Net realized and unrealized capital gains (losses) on investments	(418,315)	(24,456)	(560)	(790,249)

Increase (decrease) in net assets from operations	$(433,673)	$(29,156)	$(878)	$(818,417)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alliance Premier Growth Subaccount	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$21,391
Expenses:
Administrative, mortality and expense risk charge	9,859	11,605	8,890	48,536

Net investment income (loss)	(9,859)	(11,605)	(8,890)	(27,145)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	460,566	8,918,329	691,093	42,235,735
Cost of investments sold	597,530	9,049,135	756,478	42,855,885

Net realized capital gains (losses) on investments	(136,964)	(130,806)	(65,385)	(620,150)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	17,566	8,902	(13,579)	16,140
End of period	(104,346)	(97,081)	(129,814)	(152,008)

Net change in unrealized appreciation/depreciation of investments	(121,912)	(105,983)	(116,235)	(168,148)

Net realized and unrealized capital gains (losses) on investments	(258,876)	(236,789)	(181,620)	(788,298)

Increase (decrease) in net assets from operations	$(268,735)	$(248,394)	$(190,510)	$(815,443)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity- Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$22,490	$35,229
Expenses:
Administrative, mortality and expense risk charge	361	12,001	88,026	49,564

Net investment income (loss)	(361)	(12,001)	(65,536)	(14,335)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	50,772
Proceeds from sales	17,951	84,534	1,812,517	1,513,296
Cost of investments sold	21,992	90,803	1,840,796	1,909,168

Net realized capital gains (losses) on investments	(4,041)	(6,269)	(28,279)	(345,100)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	107,428	(76,711)
End of period	(791)	30,641	(486,795)	(408,335)

Net change in unrealized appreciation/depreciation of investments	(791)	30,641	(594,223)	(331,624)

Net realized and unrealized capital gains (losses) on investments	(4,832)	24,372	(622,502)	(676,724)

Increase (decrease) in net assets from operations	$(5,193)	$12,371	$(688,038)	$(691,059)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount(1)
Net investment income (loss)
Income:
Dividends	$921	$2,591	$36,595	$—
Expenses:
Administrative, mortality and expense risk charge	31,059	5,074	128,367	10,251

Net investment income (loss)	(30,138)	(2,483)	(91,772)	(10,251)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	353,600	197,463	1,882,112	103,557
Cost of investments sold	452,390	242,393	1,884,252	127,022

Net realized capital gains (losses) on investments	(98,790)	(44,930)	(2,140)	(23,465)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(5,177)	(11,602)	185,301	—
End of period	(603,242)	(50,058)	(687,609)	(42,321)

Net change in unrealized appreciation/depreciation of investments	(598,065)	(38,456)	(872,910)	(42,321)

Net realized and unrealized capital gains (losses) on investments	(696,855)	(83,386)	(875,050)	(65,786)

Increase (decrease) in net assets from operations	$(726,993)	$(85,869)	$(966,822)	$(76,037)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Aggressive Asset Allocation Subaccount		Conservative Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(14,212)	$—	$(18,996)	$—
Net realized capital gains (losses) on investments	(1,255)	—	(22,925)	—
Net change in unrealized appreciation/depreciation of investments	(112,093)	—	72,036	—

Increase (decrease) in net assets from operations	(127,560)	—	30,115	—
Contract transactions
Net contract purchase payments	1,558,408	—	2,036,005	—
Transfer payments from (to) other subaccounts or general account	1,135,802	—	2,214,636	—
Contract terminations, withdrawals, and other deductions	(368)	—	(94,176)	—
Contract maintenance charges	(257)	—	(1,235)	—

Increase (decrease) in net assets from contract transactions	2,693,585	—	4,155,230	—

Net increase (decrease) in net assets	2,566,025	—	4,185,345	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$2,566,025	$—	$4,185,345	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Moderate Asset Allocation Subaccount		Moderately Aggressive Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(20,834)	$—	$(15,935)	$—
Net realized capital gains (losses) on investments	(18,534)	—	(6,024)	—
Net change in unrealized appreciation/ depreciation of investments	61,911	—	15,113	—

Increase (decrease) in net assets from operations	22,543	—	(6,846)	—
Contract transactions
Net contract purchase payments	4,317,004	—	3,674,975	—
Transfer payments from (to) other subaccounts or general account	1,130,412	—	2,435,193	—
Contract terminations, withdrawals, and other deductions	(14,311)	—	(42,861)	—
Contract maintenance charges	(531)	—	(2,380)	—

Increase (decrease) in net assets from contract transactions	5,432,574	—	6,064,927	—

Net increase (decrease) in net assets	5,455,117	—	6,058,081	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$5,455,117	$—	$6,058,081	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alger Aggressive Growth Subaccount		American Century Income & Growth Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(17,931)	$(18,852)	$(10,987)	$(1,439)
Net realized capital gains (losses) on investments	(52,935)	(586,571)	(72,799)	(599)
Net change in unrealized appreciation/ depreciation of investments	(412,985)	396,003	(94,561)	13,101

Increase (decrease) in net assets from operations	(483,851)	(209,420)	(178,347)	11,063
Contract transactions
Net contract purchase payments	270,098	573,254	568,521	266,938
Transfer payments from (to) other subaccounts or general account	(14,596)	24,919	266,537	152,377
Contract terminations, withdrawals, and other deductions	(90,296)	(85,415)	(24,847)	(3,059)
Contract maintenance charges	(2,736)	(1,583)	(1,851)	(20)

Increase (decrease) in net assets from contract transactions	162,470	511,175	808,360	416,236

Net increase (decrease) in net assets	(321,381)	301,755	630,013	427,299
Net assets:
Beginning of the period	1,309,127	1,007,372	427,299	—

End of the period	$987,746	$1,309,127	$1,057,312	$427,299

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	American Century International Subaccount		BlackRock Global Science & Technology Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(9,923)	$(464)	$(134)	$—
Net realized capital gains (losses) on investments	(43,038)	3,282	4	—
Net change in unrealized appreciation/depreciation of investments	69	921	(1,115)	—

Increase (decrease) in net assets from operations	(52,892)	3,739	(1,245)	—
Contract transactions
Net contract purchase payments	1,850,373	38,027	11,566	—
Transfer payments from (to) other subaccounts or general account	(630,825)	(4,038)	12,132	—
Contract terminations, withdrawals, and other deductions	(95,578)	(822)	(45)	—
Contract maintenance charges	(306)	(4)	(79)	—

Increase (decrease) in net assets from contract transactions	1,123,664	33,163	23,574	—

Net increase (decrease) in net assets	1,070,772	36,902	22,329	—
Net assets:
Beginning of the period	36,902	—	—	—

End of the period	$1,107,674	$36,902	$22,329	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	BlackRock Mid Cap Growth Subaccount		Capital Guardian Global Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(808)	$—	$(165,196)	$(183,970)
Net realized capital gains (losses) on investments	(232)	—	226,113	(2,826,303)
Net change in unrealized appreciation/depreciation of investments	(5,263)	—	(2,702,235)	1,640,291

Increase (decrease) in net assets from operations	(6,303)	—	(2,641,318)	(1,369,982)
Contract transactions
Net contract purchase payments	158,551	—	5,956,112	1,824,095
Transfer payments from (to) other subaccounts or general account	24,535	—	(147,527)	(2,749,905)
Contract terminations, withdrawals, and other deductions	(985)	—	(593,811)	(2,222,351)
Contract maintenance charges	—	—	(16,379)	(10,219)

Increase (decrease) in net assets from contract transactions	182,101	—	5,198,395	(3,158,380)

Net increase (decrease) in net assets	175,798	—	2,557,077	(4,528,362)
Net assets:
Beginning of the period	—	—	10,260,405	14,788,767

End of the period	$175,798	$—	$12,817,482	$10,260,405

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(94,859)	$(121,553)	$680,507	$(232,270)
Net realized capital gains (losses) on investments	(356,367)	(64,781)	(1,676,856)	998,294
Net change in unrealized appreciation/depreciation of investments	(1,870,339)	(263,318)	(5,789,067)	449,705

Increase (decrease) in net assets from operations	(2,321,565)	(449,652)	(6,785,416)	1,215,729
Contract transactions
Net contract purchase payments	2,222,555	1,665,466	4,704,857	2,961,221
Transfer payments from (to) other subaccounts or general account	(111,123)	(66,899)	607,546	923,679
Contract terminations, withdrawals, and other deductions	(624,046)	(965,199)	(1,956,088)	(2,884,413)
Contract maintenance charges	(11,821)	(8,923)	(16,800)	(11,327)

Increase (decrease) in net assets from contract transactions	1,475,565	624,445	3,339,515	989,160

Net increase (decrease) in net assets	(846,000)	174,793	(3,445,901)	2,204,889
Net assets:
Beginning of the period	8,459,365	8,284,572	27,847,418	25,642,529

End of the period	$7,613,365	$8,459,365	$24,401,517	$27,847,418

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Clarion Real Estate Securities Subaccount		Dreyfus Small Cap Value Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$2,928	$—	$3,690,943	$(525,969)
Net realized capital gains (losses) on investments	(61,509)	—	(5,025,706)	9,843,435
Net change in unrealized appreciation/depreciation of investments	26,399	—	(14,016,665)	(1,746,051)

Increase (decrease) in net assets from operations	(32,182)	—	(15,351,428)	7,571,415
Contract transactions
Net contract purchase payments	317,862	—	4,578,447	2,936,622
Transfer payments from (to) other subaccounts or general account	380,416	—	(1,934,718)	472,857
Contract terminations, withdrawals, and other deductions	(22,195)	—	(2,260,721)	(4,769,047)
Contract maintenance charges	(207)	—	(24,296)	(17,694)

Increase (decrease) in net assets from contract transactions	675,876	—	358,712	(1,377,262)

Net increase (decrease) in net assets	643,694	—	(14,992,716)	6,194,153
Net assets:
Beginning of the period	—	—	34,925,006	28,730,853

End of the period	$643,694	$—	$19,932,290	$34,925,006

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Gabelli Global Growth Subaccount		Great Companies—AmericaSM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(7,044)	$(6,708)	$(7,087)	$(707)
Net realized capital gains (losses) on investments	(33,234)	(62,538)	(90,303)	(39)
Net change in unrealized appreciation/depreciation of investments	(55,744)	10,105	(38,411)	5,738

Increase (decrease) in net assets from operations	(96,022)	(59,141)	(135,801)	4,992
Contract transactions
Net contract purchase payments	203,496	363,700	538,853	142,084
Transfer payments from (to) other subaccounts or general account	517,594	132,834	452,739	121,629
Contract terminations, withdrawals, and other deductions	(47,017)	(8,553)	(15,636)	(1,037)
Contract maintenance charges	(1,367)	(244)	(1,145)	(4)

Increase (decrease) in net assets from contract transactions	672,706	487,737	974,811	262,672

Net increase (decrease) in net assets	576,684	428,596	839,010	267,664
Net assets:
Beginning of the period	501,093	72,497	267,664	—

End of the period	$1,077,777	$501,093	$1,106,674	$267,664

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Great Companies—Global[2] Subaccount		Great Companies— TechnologySM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(2,187)	$(1,401)	$(1,564)	$(162)
Net realized capital gains (losses) on investments	(10,872)	(13,755)	(36,268)	(235)
Net change in unrealized appreciation/depreciation of investments	(5,314)	(1,616)	(17,234)	(4,185)

Increase (decrease) in net assets from operations	(18,373)	(16,772)	(55,066)	(4,582)
Contract transactions
Net contract purchase payments	299,172	73,336	185,479	19,454
Transfer payments from (to) other subaccounts or general account	(13,266)	41,866	5,418	37,252
Contract terminations, withdrawals, and other deductions	(2,953)	(768)	(3,182)	(799)
Contract maintenance charges	(270)	(68)	(189)	(3)

Increase (decrease) in net assets from contract transactions	282,683	114,366	187,526	55,904

Net increase (decrease) in net assets	264,310	97,594	132,460	51,322
Net assets:
Beginning of the period	99,494	1,900	51,322	—

End of the period	$363,804	$99,494	$183,782	$51,322

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Balanced (A/T) Subaccount		Janus Global Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(1,890)	$—	$8,839	$(12,758)
Net realized capital gains (losses) on investments	(10,661)	—	(213,811)	(1,128,634)
Net change in unrealized appreciation/depreciation of investments	2,439	—	(76,470)	633,860

Increase (decrease) in net assets from operations	(10,112)	—	(281,442)	(507,532)
Contract transactions
Net contract purchase payments	152,369	—	1,238	16,947
Transfer payments from (to) other subaccounts or general account	130,055	—	(58,869)	(566,087)
Contract terminations, withdrawals, and other deductions	(2,351)	—	(101,193)	(146,537)
Contract maintenance charges	(42)	—	(2,386)	(3,046)

Increase (decrease) in net assets from contract transactions	280,031	—	(161,210)	(698,723)

Net increase (decrease) in net assets	269,919	—	(442,652)	(1,206,255)
Net assets:
Beginning of the period	—	—	1,113,306	2,319,561

End of the period	$269,919	$—	$670,654	$1,113,306

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Growth II (A/T) Subaccount		Jennison Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(717,753)	$(1,275,698)	$(55,871)	$23,723
Net realized capital gains (losses) on investments	(16,537,606)	2,717,856	(652,672)	(476,105)
Net change in unrealized appreciation/depreciation of investments	(1,473,450)	(33,706,019)	(654,709)	(609,883)

Increase (decrease) in net assets from operations	(18,728,809)	(32,263,861)	(1,363,252)	(1,062,265)
Contract transactions
Net contract purchase payments	1,340,246	4,924,812	613,887	545,494
Transfer payments from (to) other subaccounts or general account	(9,759,068)	(12,725,879)	(279,100)	(106,414)
Contract terminations, withdrawals, and other deductions	(3,678,372)	(10,685,037)	(392,584)	(584,330)
Contract maintenance charges	(52,407)	(60,529)	(3,485)	(2,803)

Increase (decrease) in net assets from contract transactions	(12,149,601)	(18,546,633)	(61,282)	(148,053)

Net increase (decrease) in net assets	(30,878,410)	(50,810,494)	(1,424,534)	(1,210,318)
Net assets:
Beginning of the period	63,015,328	113,825,822	4,250,722	5,461,040

End of the period	$32,136,918	$63,015,328	$2,826,188	$4,250,722

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(221,156)	$(265,315)	$(25,579)	$(12,617)
Net realized capital gains (losses) on investments	(2,689,403)	(1,629,028)	(364,805)	(161,719)
Net change in unrealized appreciation/depreciation of investments	(2,787,137)	(2,324,910)	(195,701)	(106,857)

Increase (decrease) in net assets from operations	(5,697,696)	(4,219,253)	(586,085)	(281,193)

Contract transactions
Net contract purchase payments	796,800	907,661	281,668	779,919
Transfer payments from (to) other subaccounts or general account	(2,196,534)	(2,801,695)	(550,762)	559,817
Contract terminations, withdrawals, and other deductions	(1,562,362)	(3,890,758)	(62,126)	(65,075)
Contract maintenance charges	(24,314)	(26,760)	(3,414)	(1,215)

Increase (decrease) in net assets from contract transactions	(2,986,410)	(5,811,552)	(334,634)	1,273,446

Net increase (decrease) in net assets	(8,684,106)	(10,030,805)	(920,719)	992,253

Net assets:
Beginning of the period	23,461,528	33,492,333	2,072,497	1,080,244

End of the period	$14,777,422	$23,461,528	$1,151,778	$2,072,497

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS High Yield Subaccount		PBHG Mid Cap Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$52,238	$183,942	$(19,036)	$(31,900)
Net realized capital gains (losses) on investments	(310,285)	(269,612)	2,971	(3,398,611)
Net change in unrealized appreciation/depreciation of investments	251,325	160,728	(393,123)	1,974,812

Increase (decrease) in net assets from operations	(6,722)	75,058	(409,188)	(1,455,699)
Contract transactions
Net contract purchase payments	637,820	789,138	498,438	563,102
Transfer payments from (to) other subaccounts or general account	182,767	307,792	(274,134)	(547,271)
Contract terminations, withdrawals, and other deductions	(319,683)	(797,162)	(102,750)	(1,182,940)
Contract maintenance charges	(7,396)	(3,419)	(2,437)	(1,547)

Increase (decrease) in net assets from contract transactions	493,508	296,349	119,117	(1,168,656)

Net increase (decrease) in net assets	486,786	371,407	(290,071)	(2,624,355)
Net assets:
Beginning of the period	4,691,869	4,320,462	1,389,682	4,014,037

End of the period	$5,178,655	$4,691,869	$1,099,611	$1,389,682

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	PBHG/NWQ Value Select Subaccount		PIMCO Total Return Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$15,200	$(16,894)	$(71,328)	$—
Net realized capital gains (losses) on investments	(136,755)	16,817	23,320	—
Net change in unrealized appreciation/depreciation of investments	(318,241)	(55,546)	480,203	—

Increase (decrease) in net assets from operations	(439,796)	(55,623)	432,195	—
Contract transactions
Net contract purchase payments	1,259,805	551,770	7,480,540	—
Transfer payments from (to) other subaccounts or general account	(267,020)	892,100	6,798,706	—
Contract terminations, withdrawals, and other deductions	(128,400)	(63,544)	(245,033)	—
Contract maintenance charges	(3,587)	(1,690)	(4,632)	—

Increase (decrease) in net assets from contract transactions	860,798	1,378,636	14,029,581	—

Net increase (decrease) in net assets	421,002	1,323,013	14,461,776	—
Net assets:
Beginning of the period	1,685,776	362,763	—	—

End of the period	$2,106,778	$1,685,776	$14,461,776	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(55,681)	$5,830	$(259)	$—
Net realized capital gains (losses) on investments	(542,846)	(374,826)	(733)	—
Net change in unrealized appreciation/depreciation of investments	(3,031,561)	411,530	(595)	—

Increase (decrease) in net assets from operations	(3,630,088)	42,534	(1,587)	—
Contract transactions
Net contract purchase payments	5,110,375	3,995,839	41,345	—
Transfer payments from (to) other subaccounts or general account	(234,562)	4,213,153	98,690	—
Contract terminations, withdrawals, and other deductions	(720,095)	(227,693)	—	—
Contract maintenance charges	(15,314)	(2,026)	(29)	—

Increase (decrease) in net assets from contract transactions	4,140,404	7,979,273	140,006	—

Net increase (decrease) in net assets	510,316	8,021,807	138,419	—
Net assets:
Beginning of the period	9,443,818	1,422,011	—	—

End of the period	$9,954,134	$9,443,818	$138,419	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(104,249)	$(47,971)	$(6,621)	$(333)
Net realized capital gains (losses) on investments	(776,526)	(302,244)	(33,057)	(204)
Net change in unrealized appreciation/depreciation of investments	(693,199)	(161,695)	(72,775)	7,015

Increase (decrease) in net assets from operations	(1,573,974)	(511,910)	(112,453)	6,478
Contract transactions
Net contract purchase payments	4,784,795	3,839,565	556,921	60,316
Transfer payments from (to) other subaccounts or general account	1,962	405,177	246,583	(763)
Contract terminations, withdrawals, and other deductions	(237,492)	(130,857)	(5,487)	(1,573)
Contract maintenance charges	(8,485)	(1,936)	(500)	(6)

Increase (decrease) in net assets from contract transactions	4,540,780	4,111,949	797,517	57,974

Net increase (decrease) in net assets	2,966,806	3,600,039	685,064	64,452
Net assets:
Beginning of the period	4,773,471	1,173,432	64,452	—

End of the period	$7,740,277	$4,773,471	$749,516	$64,452

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica U.S. Government Securities Subaccount		T. Rowe Price Dividend Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$100,636	$459,614	$(9,850)	$(5,651)
Net realized capital gains (losses) on investments	273,694	(128,220)	(86,630)	(329)
Net change in unrealized appreciation/depreciation of investments	364,780	129,552	(134,676)	(561)

Increase (decrease) in net assets from operations	739,110	460,946	(231,156)	(6,541)
Contract transactions
Net contract purchase payments	2,492,486	2,386,641	275,066	479,772
Transfer payments from (to) other subaccounts or general account	1,753,107	2,258,668	(511,157)	601,359
Contract terminations, withdrawals, and other deductions	(2,111,231)	(2,011,485)	(77,104)	(32,344)
Contract maintenance charges	(12,328)	(6,426)	(2,162)	(484)

Increase (decrease) in net assets from contract transactions	2,122,034	2,627,398	(315,357)	1,048,303

Net increase (decrease) in net assets	2,861,144	3,088,344	(546,513)	1,041,762
Net assets:
Beginning of the period	16,857,616	13,769,272	1,200,995	159,233

End of the period	$19,718,760	$16,857,616	$654,482	$1,200,995

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(159,947)	$73,150	$(426,732)	$(613,447)
Net realized capital gains (losses) on investments	(217,224)	2,315,635	(3,620,598)	5,448,877
Net change in unrealized appreciation/depreciation of investments	(4,928,628)	(2,173,935)	(3,917,915)	(10,477,263)

Increase (decrease) in net assets from operations	(5,305,799)	214,850	(7,965,245)	(5,641,833)
Contract transactions
Net contract purchase payments	3,186,380	2,379,109	967,217	1,210,336
Transfer payments from (to) other subaccounts or general account	(201,919)	3,644,653	(3,588,499)	(2,905,815)
Contract terminations, withdrawals, and other deductions	(3,289,529)	(5,088,072)	(2,188,228)	(5,184,974)
Contract maintenance charges	(26,525)	(21,148)	(20,634)	(19,354)

Increase (decrease) in net assets from contract transactions	(331,593)	914,542	(4,830,144)	(6,899,807)

Net increase (decrease) in net assets	(5,637,392)	1,129,392	(12,795,389)	(12,541,640)

Net assets:
Beginning of the period	37,656,801	36,527,409	34,360,798	46,902,438

End of the period	$32,019,409	$37,656,801	$21,565,409	$34,360,798

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(27,742)	$(12,428)	$(191,146)	$(325,441)
Net realized capital gains (losses) on investments	(234,234)	(84,227)	(1,724,201)	(3,248,366)
Net change in unrealized appreciation/depreciation of investments	(291,905)	29,527	(175,586)	(256,932)

Increase (decrease) in net assets from operations	(553,881)	(67,128)	(2,090,933)	(3,830,739)
Contract transactions
Net contract purchase payments	2,001,127	170,626	1,971,296	856,736
Transfer payments from (to) other subaccounts or general account	45,724	400,844	(3,033,014)	(3,933,077)
Contract terminations, withdrawals, and other deductions	(62,775)	(4,586)	(1,488,756)	(2,233,127)
Contract maintenance charges	(1,921)	(1,187)	(13,879)	(13,172)

Increase (decrease) in net assets from contract transactions	1,982,155	565,697	(2,564,353)	(5,322,640)

Net increase (decrease) in net assets	1,428,274	498,569	(4,655,286)	(9,153,379)

Net assets:
Beginning of the period	1,258,191	759,622	15,133,574	24,286,953

End of the period	$2,686,465	$1,258,191	$10,478,288	$15,133,574

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Asset Allocation Subaccount		Van Kampen Money Market Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$133,014	$130,241	$(121,067)	$817,912
Net realized capital gains (losses) on investments	(3,948,212)	1,147,701	553	—
Net change in unrealized appreciation/depreciation of investments	(1,391,161)	(4,445,121)	—	—

Increase (decrease) in net assets from operations	(5,206,359)	(3,167,179)	(120,514)	817,912
Contract transactions
Net contract purchase payments	1,025,312	3,106,805	22,577,085	39,189,322
Transfer payments from (to) other subaccounts or general account	(1,750,428)	(2,169,641)	3,081,502	12,531,014
Contract terminations, withdrawals, and other deductions	(3,418,095)	(4,351,376)	(46,259,692)	(37,949,139)
Contract maintenance charges	(21,526)	(18,398)	(27,106)	(18,372)

Increase (decrease) in net assets from contract transactions	(4,164,737)	(3,432,610)	(20,628,211)	13,752,825

Net increase (decrease) in net assets	(9,371,096)	(6,599,789)	(20,748,725)	14,570,737
Net assets:
Beginning of the period	30,522,886	37,122,675	54,067,712	39,496,975

End of the period	$21,151,790	$30,522,886	$33,318,987	$54,067,712

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Emerging Growth Subaccount		AIM V.I. Basic Value Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(15,358)	$(3,382)	$(4,700)	$—
Net realized capital gains (losses) on investments	(123,124)	45,326	(11,908)	—
Net change in unrealized appreciation/depreciation of investments	(295,191)	2,910	(12,548)	—

Increase (decrease) in net assets from operations	(433,673)	44,854	(29,156)	—
Contract transactions
Net contract purchase payments	1,252,517	392,331	745,753	—
Transfer payments from (to) other subaccounts or general account	40,410	48,744	253,482	—
Contract terminations, withdrawals, and other deductions	(12,020)	(804)	(4,598)	—
Contract maintenance charges	(1,234)	(5)	(182)	—

Increase (decrease) in net assets from contract transactions	1,279,673	440,266	994,455	—

Net increase (decrease) in net assets	846,000	485,120	965,299	—
Net assets:
Beginning of the period	485,120	—	—	—

End of the period	$1,331,120	$485,120	$965,299	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		Alliance Growth & Income Subaccount
	2002(1)	2001	2002	2001(1)
Operations
Net investment income (loss)	$(318)	$—	$(28,168)	$(8,613)
Net realized capital gains (losses) on investments	(176)	—	(162,042)	17,708
Net change in unrealized appreciation/depreciation of investments	(384)	—	(628,207)	(48,810)

Increase (decrease) in net assets from operations	(878)	—	(818,417)	(39,715)
Contract transactions
Net contract purchase payments	54,397	—	1,337,532	924,555
Transfer payments from (to) other subaccounts or general account	26,974	—	143,026	1,385,677
Contract terminations, withdrawals, and other deductions	—	—	(101,722)	(15,176)
Contract maintenance charges	(3)	—	(4,593)	(131)

Increase (decrease) in net assets from contract transactions	81,368	—	1,374,243	2,294,925

Net increase (decrease) in net assets	80,490	—	555,826	2,255,210
Net assets:
Beginning of the period	—	—	2,255,210	—

End of the period	$80,490	$—	$2,811,036	$2,255,210

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alliance Premier Growth Subaccount		Janus Aspen—Aggressive Growth Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(9,859)	$(2,307)	$(11,605)	$(10,519)
Net realized capital gains (losses) on investments	(136,964)	(3,399)	(130,806)	(202,927)
Net change in unrealized appreciation/depreciation of investments	(121,912)	17,566	(105,983)	26,888

Increase (decrease) in net assets from operations	(268,735)	11,860	(248,394)	(186,558)
Contract transactions
Net contract purchase payments	444,505	378,295	246,291	736,820
Transfer payments from (to) other subaccounts or general account	36,877	178,873	473,017	112,724
Contract terminations, withdrawals, and other deductions	(49,284)	5,835	(22,476)	(191,779)
Contract maintenance charges	(1,517)	(7)	(1,768)	(184)

Increase (decrease) in net assets from contract transactions	430,581	562,996	695,064	657,581

Net increase (decrease) in net assets	161,846	574,856	446,670	471,023
Net assets:
Beginning of the period	574,856	—	607,943	136,920

End of the period	$736,702	$574,856	$1,054,613	$607,943

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Aspen—Strategic Value Subaccount		Janus Aspen—Worldwide Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(8,890)	$(2,631)	$(27,145)	$(15,023)
Net realized capital gains (losses) on investments	(65,385)	(832)	(620,150)	(26,173)
Net change in unrealized appreciation/depreciation of investments	(116,235)	(13,791)	(168,148)	10,051

Increase (decrease) in net assets from operations	(190,510)	(17,254)	(815,443)	(31,145)
Contract transactions
Net contract purchase payments	375,603	226,527	3,526,656	803,721
Transfer payments from (to) other subaccounts or general account	(141,444)	156,517	483,534	109,651
Contract terminations, withdrawals, and other deductions	(9,783)	(26,247)	(613,803)	(40,450)
Contract maintenance charges	(1,136)	(92)	(3,056)	(903)

Increase (decrease) in net assets from contract transactions	223,240	356,705	3,393,331	872,019

Net increase (decrease) in net assets	32,730	339,451	2,577,888	840,874
Net assets:
Beginning of the period	395,072	55,621	1,042,616	201,742

End of the period	$427,802	$395,072	$3,620,504	$1,042,616

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(361)	$—	$(12,001)	$—
Net realized capital gains (losses) on investments	(4,041)	—	(6,269)	—
Net change in unrealized appreciation/depreciation of investments	(791)	—	30,641	—

Increase (decrease) in net assets from operations	(5,193)	—	12,371	—
Contract transactions
Net contract purchase payments	47,881	—	2,422,714	—
Transfer payments from (to) other subaccounts or general account	31,423	—	431,309	—
Contract terminations, withdrawals, and other deductions	(444)	—	(28,315)	—
Contract maintenance charges	(33)	—	(86)	—

Increase (decrease) in net assets from contract transactions	78,827	—	2,825,622	—

Net increase (decrease) in net assets	73,634	—	2,837,993	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$73,634	$—	$2,837,993	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Contrafund® Subaccount		Fidelity—VIP Equity-Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(65,536)	$(18,721)	$(14,335)	$(9,769)
Net realized capital gains (losses) on investments	(28,279)	(293,906)	(345,100)	967
Net change in unrealized appreciation/depreciation of investments	(594,223)	153,273	(331,624)	(90,213)

Increase (decrease) in net assets from operations	(688,038)	(159,354)	(691,059)	(99,015)
Contract transactions
Net contract purchase payments	5,079,197	1,974,808	1,988,658	1,496,073
Transfer payments from (to) other subaccounts or general account	197,609	287,619	442,374	631,044
Contract terminations, withdrawals, and other deductions	(209,788)	(72,590)	(219,512)	(100,968)
Contract maintenance charges	(8,772)	(824)	(5,284)	(641)

Increase (decrease) in net assets from contract transactions	5,058,246	2,189,013	2,206,236	2,025,508

Net increase (decrease) in net assets	4,370,208	2,029,659	1,515,177	1,926,493
Net assets:
Beginning of the period	2,940,652	910,993	2,207,609	281,116

End of the period	$7,310,860	$2,940,652	$3,722,786	$2,207,609

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Growth Subaccount		Fidelity—VIP Growth Opportunities Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(30,138)	$(1,236)	$(2,483)	$(5,112)
Net realized capital gains (losses) on investments	(98,790)	(511)	(44,930)	(84,539)
Net change in unrealized appreciation/depreciation of investments	(598,065)	(5,177)	(38,456)	22,844

Increase (decrease) in net assets from operations	(726,993)	(6,924)	(85,869)	(66,807)

Contract transactions
Net contract purchase payments	3,147,723	525,800	20,594	113,831
Transfer payments from (to) other subaccounts or general account	(218,922)	65,171	(50,705)	69,093
Contract terminations, withdrawals, and other deductions	(57,839)	(912)	(8,423)	(16,544)
Contract maintenance charges	(1,198)	(4)	(672)	(1,020)

Increase (decrease) in net assets from contract transactions	2,869,764	590,055	(39,206)	165,360

Net increase (decrease) in net assets	2,142,771	583,131	(125,075)	98,553

Net assets:
Beginning of the period	583,131	—	368,850	270,297

End of the period	$2,725,902	$583,131	$243,775	$368,850

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Mid Cap Subaccount		Fidelity—VIP Value Strategies Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(91,772)	$(58,490)	$(10,251)	$—
Net realized capital gains (losses) on investments	(2,140)	(180,046)	(23,465)	—
Net change in unrealized appreciation/depreciation of investments	(872,910)	55,538	(42,321)	—

Increase (decrease) in net assets from operations	(966,822)	(182,998)	(76,037)	—
Contract transactions
Net contract purchase payments	6,519,791	1,073,519	2,215,493	—
Transfer payments from (to) other subaccounts or general account	2,115,735	75,712	226,549	—
Contract terminations, withdrawals, and other deductions	(429,929)	(272,593)	(16,660)	—
Contract maintenance charges	(6,997)	(2,786)	(45)	—

Increase (decrease) in net assets from contract transactions	8,198,600	873,852	2,425,337	—

Net increase (decrease) in net assets	7,231,778	690,854	2,349,300	—
Net assets:
Beginning of the period	4,204,735	3,513,881	—	—

End of the period	$11,436,513	$4,204,735	$2,349,300	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account B – Transamerica Freedom Variable Annuity (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts is available to contract owners of The Transamerica Freedom Variable Annuity, The Transamerica Landmark Variable Annuity, and The Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of The Transamerica Freedom Variable Annuity only. The remaining subaccounts (not included herein) are available to the contract owners of The Transamerica Landmark ML Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Aggressive Asset Allocation	PBHG Mid Cap Growth
Conservative Asset Allocation	PBHG/NWQ Value Select
Moderate Asset Allocation	PIMCO Total Return
Moderately Aggressive Asset Allocation	Salomon All Cap
Alger Aggressive Growth	Transamerica Convertible Securities
American Century Income & Growth	Transamerica Equity
American Century International	Transamerica Growth Opportunities
BlackRock Global Science & Technology	Transamerica U.S. Government Securities
BlackRock Mid Cap Growth	T. Rowe Price Dividend Growth
Capital Guardian Global	T. Rowe Price Equity Income
Capital Guardian U.S. Equity	T. Rowe Price Growth Stock
Capital Guardian Value	T. Rowe Price Small Cap
Clarion Real Estate Securities	Van Kampen Active International Allocation
Dreyfus Small Cap Value	Van Kampen Asset Allocation
Gabelli Global Growth	Van Kampen Money Market
Great Companies—AmericaSM	Van Kampen Emerging Growth
Great Companies—Global[2]	AIM Variable Insurance Funds—Series II Shares:
Great Companies—TechnologySM	AIM V.I. Basic Value Fund
Janus Balanced (A/T)	AIM V.I. Capital Appreciation Fund
Janus Global	Alliance Variable Products Series Fund, Inc.—Class B:
Janus Growth II (A/T)	Alliance Growth & Income Portfolio
Jennison Growth	Alliance Premier Growth Portfolio
J.P. Morgan Enhanced Index
Marsico Growth
MFS High Yield

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)
Janus Aspen Series—Service Shares:
Janus Aspen—Aggressive Growth Portfolio
Janus Aspen—Strategic Value Portfolio
Janus Aspen—Worldwide Growth Portfolio
MFS® Variable Insurance TrustSM:
MFS New Discovery Series
MFS Total Return Series
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Contrafund® Portfolio
Fidelity—VIP Equity-Income Portfolio
Fidelity—VIP Growth Portfolio
Fidelity—VIP Growth Opportunities Portfolio
Fidelity—VIP Mid Cap Portfolio
Fidelity—VIP Value Strategies Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Aggressive Asset Allocation	May 1, 2002
Conservative Asset Allocation	May 1, 2002
Moderate Asset Allocation	May 1, 2002
Moderately Aggressive Asset Allocation	May 1, 2002
American Century Income & Growth	May 1, 2001
American Century International	May 1, 2001
BlackRock Global Science & Technology	May 1, 2002
BlackRock Mid Cap Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Great Companies—AmericaSM	May 1, 2001
Great Companies—TechnologySM	May 1, 2001
Janus Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
Alliance Growth & Income	May 1, 2001
Alliance Premier Growth	May 1, 2001
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity VIP—Growth	May 1, 2001
Fidelity—VIP Value Strategies	May 1, 2002

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
Capital Guardian Global	Capital Guardian Global Portfolio
Capital Guardian U.S. Equity	Capital Guardian U.S. Equity Portfolio
Capital Guardian Value	Capital Guardian Value Portfolio
Dreyfus Small Cap Value	Dreyfus Small Cap Value Portfolio
Janus Growth II (A/T)	Endeavor Janus Growth Portfolio
Jennison Growth	Jennison Growth Portfolio
J.P. Morgan Enhanced Index	Endeavor Enhanced Index Portfolio
Marsico Growth	Goldman Sachs Growth
MFS High Yield	Endeavor High Yield Portfolio
PBHG Mid Cap Growth	Pilgrim Baxter Mid Cap Growth
PBHG/NWQ Value Select	NWQ Value Equity
Transamerica Equity	Transamerica VIF Growth Portfolio
Transamerica Growth Opportunities	Transamerica VIF Small Company Portfolio
Transamerica U.S. Government Securities	Dreyfus U.S. Government Securities Portfolio
T. Rowe Price Equity Income	T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock	T. Rowe Price Growth Stock Portfolio
Van Kampen Active International Allocation	T. Rowe Price International Stock Portfolio
Van Kampen Asset Allocation	Endeavor Asset Allocation Portfolio
Van Kampen Money Market	Endeavor Money Market Portfolio

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Janus Global	September 1, 2000
Marsico Growth	May 1, 2002
T. Rowe Price Dividend Growth	May 1, 2002
Janus Aspen—Strategic Value	May 1, 2002
Fidelity—VIP Growth Opportunities	May 1, 2002

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

As of May 1, 2002, Endeavor Series Trust and Transamerica Variable Insurance Fund, Inc. merged with AEGON/Transamerica Series Fund, Inc.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for The Endeavor Platinum Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2002.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	$2,686,045	$6,680
Conservative Asset Allocation	5,221,296	1,085,059
Moderate Asset Allocation	5,808,520	396,788
Moderately Aggressive Asset Allocation	6,204,653	155,656
Alger Aggressive Growth	463,008	318,487
American Century Income & Growth	1,779,093	981,720
American Century International	31,199,183	30,085,447
BlackRock Global Science & Technology	30,652	7,212
BlackRock Mid Cap Growth	182,934	1,642
Capital Guardian Global	19,860,932	14,827,942
Capital Guardian U.S. Equity	2,749,199	1,368,667
Capital Guardian Value	7,628,005	3,607,983
Clarion Real Estate Securities	2,185,232	1,505,943
Dreyfus Small Cap Value	9,762,031	5,712,386
Gabelli Global Growth	3,200,908	2,535,256
Great Companies—AmericaSM	1,419,833	452,108
Great Companies—Global[2]	742,175	461,683
Great Companies—TechnologySM	310,060	124,105
Janus Balanced (A/T)	519,751	241,609
Janus Global	87,003	239,393
Janus Growth II (A/T)	2,713,210	15,580,566
Jennison Growth	701,056	818,132
J.P. Morgan Enhanced Index	1,904,402	5,111,980
Marsico Growth	1,572,899	1,933,118
MFS High Yield	4,587,537	4,041,805
PBHG Mid Cap Growth	1,835,963	1,735,908
PBHG/NWQ Value Select	1,921,759	1,013,015
PIMCO Total Return	15,064,779	1,106,517
Salomon All Cap	16,647,624	12,541,973
Transamerica Convertible Securities	265,558	125,811
Transamerica Equity	6,264,114	1,827,626

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities	$1,031,629	$240,740
Transamerica U.S. Government Securities	9,856,577	7,633,900
T. Rowe Price Dividend Growth	526,074	851,295
T. Rowe Price Equity Income	5,587,401	5,474,394
T. Rowe Price Growth Stock	2,098,740	7,355,622
T. Rowe Price Small Cap	2,968,483	1,014,109
Van Kampen Active International Allocation	69,314,123	72,069,625
Van Kampen Asset Allocation	2,468,589	6,500,300
Van Kampen Money Market	197,641,385	218,389,146
Van Kampen Emerging Growth	8,287,142	7,022,847
AIM Variable Insurance Funds—Series II Shares:
AIM V.I. Basic Value Fund	1,048,897	59,142
AIM V.I. Capital Appreciation Fund	97,909	16,859
Alliance Variable Products Series Fund, Inc.—Class B:
Alliance Growth & Income Portfolio	2,106,296	660,371
Alliance Premier Growth Portfolio	881,290	460,566
Janus Aspen Series—Service Shares:
Janus Aspen—Aggressive Growth Portfolio	9,601,763	8,918,329
Janus Aspen—Strategic Value Portfolio	905,437	691,093
Janus Aspen—Worldwide Growth Portfolio	45,601,888	42,235,735
MFS® Variable Insurance TrustSM:
MFS New Discovery Series	96,417	17,951
MFS Total Return Series	2,898,154	84,534
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Contrafund® Portfolio	6,805,131	1,812,517
Fidelity—VIP Equity-Income Portfolio	3,755,942	1,513,296
Fidelity—VIP Growth Portfolio	3,193,227	353,600
Fidelity—VIP Growth Opportunities Portfolio	155,767	197,463
Fidelity—VIP Mid Cap Portfolio	9,988,823	1,882,112
Fidelity—VIP Value Strategies Portfolio	2,518,675	103,557

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)	Alger Aggressive Growth Subaccount
Units outstanding at January 1, 2001	—	—	—	—	1,445,252
Units purchased	—	—	—	—	925,210
Units redeemed and transferred	—	—	—	—	(85,681)

Units outstanding at December 31, 2001	—	—	—	—	2,284,781
Units purchased	1,901,192	2,412,852	5,013,174	4,401,351	615,934
Units redeemed and transferred	1,289,747	2,259,080	1,276,181	2,822,020	(229,428)

Units outstanding at December 31, 2002	3,190,939	4,671,932	6,289,355	7,223,371	2,671,287

	American Century Income & Growth Subaccount(1)	American Century International Subaccount(1)	BlackRock Global Science & Technology Subaccount(1)	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount
Units outstanding at January 1, 2001	—	—	—	—	11,628,284
Units purchased	329,418	43,075	—	—	1,655,253
Units redeemed and transferred	126,133	1,275	—	—	(4,136,765)

Units outstanding at December 31, 2001	455,551	44,350	—	—	9,146,772
Units purchased	696,902	2,786,751	15,535	227,949	6,126,934
Units redeemed and transferred	268,517	(1,095,677)	15,694	4,305	(841,444)

Units outstanding at December 31, 2002	1,420,970	1,735,424	31,229	232,254	14,432,262

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount
Units outstanding at January 1, 2001	9,382,375	12,237,425	—	12,471,961	77,319
Units purchased	2,085,651	1,542,139	—	1,126,667	407,421
Units redeemed and transferred	(1,391,262)	(1,115,408)	—	(1,634,658)	119,465

Units outstanding at December 31, 2001	10,076,764	12,664,156	—	11,963,970	604,205
Units purchased	3,393,470	2,470,953	341,516	1,809,105	290,214
Units redeemed and transferred	(1,372,932)	(913,881)	351,509	(2,308,751)	683,954

Units outstanding at December 31, 2002	12,097,302	14,221,228	693,025	11,464,324	1,578,373

	Great Companies— AmericaSM Subaccount(1)	Great Companies— Global[2] Subaccount	Great Companies—TechnologySM Subaccount(1)	Janus Balanced (A/T) Subaccount(1)	Janus Global Subaccount
Units outstanding at January 1, 2001	—	2,000	—	—	2,985,366
Units purchased	177,890	93,229	24,623	—	22,238
Units redeemed and transferred	94,787	32,838	41,787	—	(1,119,962)

Units outstanding at December 31, 2001	272,677	128,067	66,410	—	1,887,642
Units purchased	699,599	486,965	329,141	161,149	2,477
Units redeemed and transferred	472,604	(8,743)	(4,895)	126,335	(327,938)

Units outstanding at December 31, 2002	1,444,880	606,289	390,656	287,484	1,562,181

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2001	3,493,228	5,096,483	20,906,372	1,181,008	4,630,006
Units purchased	200,524	704,889	647,083	946,911	826,228
Units redeemed and transferred	(936,176)	(851,355)	(4,642,597)	552,989	(532,350)

Units outstanding at December 31, 2001	2,757,576	4,950,017	16,910,858	2,680,908	4,923,884
Units purchased	77,466	890,104	753,967	392,622	823,121
Units redeemed and transferred	(774,263)	(1,011,291)	(3,310,817)	(1,028,004)	(337,085)

Units outstanding at December 31, 2002	2,060,779	4,828,830	14,354,008	2,045,526	5,409,920

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount(1)
Units outstanding at January 1, 2001	5,082,272	335,841	—	1,379,253	—
Units purchased	1,009,996	513,757	—	4,105,523	—
Units redeemed and transferred	(3,300,130)	765,842	—	3,632,433	—

Units outstanding at December 31, 2001	2,792,138	1,615,440	—	9,117,209	—
Units purchased	1,257,098	1,281,421	7,300,319	5,526,890	44,592
Units redeemed and transferred	(913,481)	(504,883)	6,464,881	(1,671,074)	105,522

Units outstanding at December 31, 2002	3,135,755	2,391,978	13,765,200	12,973,025	150,114

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount(1)	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount
Units outstanding at January 1, 2001	1,414,447	—	10,234,302	148,197	15,867,768
Units purchased	5,492,308	61,050	1,870,024	469,394	1,160,300
Units redeemed and transferred	193,417	(2,766)	14,204	568,211	(755,989)

Units outstanding at December 31, 2001	7,100,172	58,284	12,118,530	1,185,802	16,272,079
Units purchased	8,486,668	528,831	1,820,928	271,417	1,548,259
Units redeemed and transferred	(536,108)	216,446	(330,728)	(647,962)	(1,692,123)

Units outstanding at December 31, 2002	15,050,732	803,561	13,608,730	809,257	16,128,215

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Units outstanding at January 1, 2001	15,516,572	889,452	17,446,572	17,057,625	31,608,119
Units purchased	484,848	243,028	739,306	1,892,037	31,237,362
Units redeemed and transferred	(3,156,657)	526,061	(3,843,843)	(3,616,009)	(20,471,620)

Units outstanding at December 31, 2001	12,844,763	1,658,541	14,342,035	15,333,653	42,373,861
Units purchased	428,834	3,306,774	2,299,834	667,425	17,896,582
Units redeemed and transferred	(2,658,766)	(10,655)	(4,487,490)	(3,088,588)	(34,063,435)

Units outstanding at December 31, 2002	10,614,831	4,954,660	12,154,379	12,912,490	26,207,008

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Van Kampen Emerging Growth Subaccount(1)	AIM V.I. Basic Value Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	Alliance Growth & Income Subaccount(1)	Alliance Premier Growth Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	479,741	—	—	997,340	473,668
Units redeemed and transferred	122,940	—	—	1,441,827	199,376

Units outstanding at December 31, 2001	602,681	—	—	2,439,167	673,044
Units purchased	1,935,783	985,888	69,860	1,608,852	649,782
Units redeemed and transferred	(27,188)	288,925	31,728	(73,067)	(55,439)

Units outstanding at December 31, 2002	2,511,276	1,274,813	101,588	3,974,952	1,267,387

	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)
Units outstanding at January 1, 2001	185,520	55,711	227,352	—	—
Units purchased	1,906,351	276,745	1,051,671	—	—
Units redeemed and transferred	(706,098)	106,429	263,904	—	—

Units outstanding at December 31, 2001	1,385,773	438,885	1,542,927	—	—
Units purchased	694,799	445,659	5,901,127	60,498	2,672,662
Units redeemed and transferred	1,318,882	(253,807)	(113,797)	38,179	423,522

Units outstanding at December 31, 2002	3,399,454	630,737	7,330,257	98,677	3,096,184

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount(1)	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount
Units outstanding at January 1, 2001	989,019	259,674	—	319,144	3,157,495
Units purchased	2,525,309	1,450,526	600,695	178,205	1,069,369
Units redeemed and transferred	192,521	475,958	72,109	21,222	(246,421)

Units outstanding at December 31, 2001	3,706,849	2,186,158	672,804	518,571	3,980,443
Units purchased	6,662,130	2,227,867	4,331,022	34,820	6,503,573
Units redeemed and transferred	(9,897)	108,632	(416,430)	(106,765)	1,745,280

Units outstanding at December 31, 2002	10,359,082	4,522,657	4,587,396	446,626	12,229,296

					Fidelity—VIP Value Strategies Subaccount(1)
Units outstanding at January 1, 2001					—
Units purchased					—
Units redeemed and transferred					—

Units outstanding at December 31, 2001					—
Units purchased					2,934,525
Units redeemed and transferred					208,280

Units outstanding at December 31, 2002					3,142,805

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Aggressive Asset Allocation
	12/31/2002	(1)	3,190,939	$0.80	to	$0.80	$2,566,025	0.00%	1.50% to 1.65%	(19.59)%	to	(19.51)%
Conservative Asset Allocation
	12/31/2002	(1)	4,671,932	0.90	to	0.90	4,185,345	0.00	1.50 to 1.65	(10.45)	to	(10.36)
Moderate Asset Allocation
	12/31/2002	(1)	6,289,355	0.87	to	0.87	5,455,117	0.00	1.50 to 1.65	(13.29)	to	(13.21)
Moderately Aggressive Asset Allocation
	12/31/2002	(1)	7,223,371	0.84	to	0.84	6,058,081	0.00	1.50 to 1.65	(16.15)	to	(16.06)
Alger Aggressive Growth
	12/31/2002		2,671,287	0.37	to	0.37	987,746	0.00	1.50 to 1.65	(35.46)	to	(35.37)
	12/31/2001		2,284,781	0.57	to	0.57	1,309,127	0.00	1.50 to 1.65	(17.82)	to	(17.70)
American Century Income & Growth
	12/31/2002		1,420,970	0.74	to	0.75	1,057,312	0.03	1.50 to 1.65	(20.69)	to	(20.58)
	12/31/2001	(1)	455,551	0.94	to	0.94	427,299	0.00	1.50 to 1.65	(6.23)	to	(6.14)
American Century International
	12/31/2002		1,735,424	0.64	to	0.64	1,107,674	0.23	1.50 to 1.65	(23.28)	to	(23.17)
	12/31/2001	(1)	44,350	0.83	to	0.83	36,902	0.00	1.50 to 1.65	(16.82)	to	(16.73)
BlackRock Global Science & Technology
	12/31/2002	(1)	31,229	0.71	to	0.72	22,329	0.00	1.50 to 1.65	(28.51)	to	(28.44)
BlackRock Mid Cap Growth
	12/31/2002	(1)	232,254	0.76	to	0.76	175,798	0.00	1.50 to 1.65	(24.32)	to	(24.24)
Capital Guardian Global
	12/31/2002		14,432,262	0.89	to	0.89	12,817,482	0.19	1.50 to 1.65	(20.83)	to	(20.71)
	12/31/2001		9,146,772	1.12	to	1.13	10,260,405	0.00	1.50 to 1.65	(11.83)	to	(11.69)
Capital Guardian U.S. Equity
	12/31/2002		12,097,302	0.63	to	0.63	7,613,365	0.39	1.50 to 1.65	(25.04)	to	(24.93)
	12/31/2001		10,076,764	0.84	to	0.84	8,459,365	0.10	1.50 to 1.65	(4.96)	to	(4.82)
Capital Guardian Value
	12/31/2002		14,221,228	1.71	to	1.73	24,401,517	4.17	1.50 to 1.65	(21.99)	to	(21.87)
	12/31/2001		12,664,156	2.20	to	2.21	27,847,418	0.74	1.50 to 1.65	4.90	to	5.05
Clarion Real Estate Securities
	12/31/2002	(1)	693,025	0.93	to	0.93	643,694	2.80	1.50 to 1.65	(7.14)	to	(7.05)

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Lowest to Highest
Dreyfus Small Cap Value
	12/31/2002		11,464,324	$1.74	to	$1.75	$19,932,290	14.94%	1.50%	to	1.65%	(40.45)%	to	(40.36)%
	12/31/2001		11,963,970	2.92	to	2.94	34,925,006	0.00	1.50	to	1.65	26.68	to	26.87
Gabelli Global Growth
	12/31/2002		1,578,373	0.68	to	0.68	1,077,777	0.31	1.50	to	1.65	(17.66)	to	(17.54)
	12/31/2001		604,205	0.83	to	0.83	501,093	0.11	1.50	to	1.65	(11.58)	to	(11.45)
Great Companies—AmericaSM
	12/31/2002		1,444,880	0.77	to	0.77	1,106,674	0.30	1.50	to	1.65	(21.98)	to	(21.86)
	12/31/2001	(1)	272,677	0.98	to	0.98	267,664	0.11	1.50	to	1.65	(1.85)	to	(1.76)
Great Companies—Global[2]
	12/31/2002		606,289	0.60	to	0.60	363,804	0.12	1.50	to	1.65	(22.79)	to	(22.67)
	12/31/2001		128,067	0.78	to	0.78	99,494	0.06	1.50	to	1.65	(18.20)	to	(18.07)
Great Companies—TechnologySM
	12/31/2002		390,656	0.47	to	0.47	183,782	0.00	1.50	to	1.65	(39.13)	to	(39.04)
	12/31/2001	(1)	66,410	0.77	to	0.77	51,322	0.00	1.50	to	1.65	(22.73)	to	(22.65)
Janus Balanced (A/T)
	12/31/2002	(1)	287,484	0.94	to	0.94	269,919	0.00	1.50	to	1.65	(6.13)	to	(6.04)
Janus Global
	12/31/2002		1,562,181	0.43	to	0.43	670,654	2.62	1.50	to	1.65	(27.23)	to	(27.12)
	12/31/2001		1,887,642	0.59	to	0.59	1,113,306	0.81	1.50	to	1.65	(24.11)	to	(23.99)
Janus Growth II (A/T)
	12/31/2002		2,060,779	15.58	to	15.70	32,136,918	0.00	1.50	to	1.65	(31.78)	to	(31.68)
	12/31/2001		2,757,576	22.84	to	22.99	63,015,328	0.00	1.50	to	1.65	(29.88)	to	(29.78)
Jennison Growth
	12/31/2002		4,828,830	0.58	to	0.59	2,826,188	0.00	1.50	to	1.65	(31.87)	to	(31.77)
	12/31/2001		4,950,017	0.86	to	0.86	4,250,722	2.13	1.50	to	1.65	(19.88)	to	(19.76)
J.P. Morgan Enhanced Index
	12/31/2002		14,354,008	1.03	to	1.04	14,777,422	0.39	1.50	to	1.65	(25.82)	to	(25.71)
	12/31/2001		16,910,857	1.39	to	1.39	23,461,528	0.64	1.50	to	1.65	(13.42)	to	(13.29)
Marsico Growth
	12/31/2002		2,045,526	0.56	to	0.56	1,151,778	0.09	1.50	to	1.65	(27.19)	to	(27.08)
	12/31/2001		2,680,908	0.77	to	0.77	2,072,497	0.87	1.50	to	1.65	(15.50)	to	(15.37)
MFS High Yield
	12/31/2002		5,409,920	0.96	to	0.96	5,178,655	2.62	1.50	to	1.65	0.42	to	0.56
	12/31/2001		4,923,884	0.95	to	0.96	4,691,869	5.51	1.50	to	1.65	2.09	to	2.24
PBHG Mid Cap Growth
	12/31/2002		3,135,755	0.35	to	0.35	1,099,611	0.00	1.50	to	1.65	(29.56)	to	(29.45)
	12/31/2001		2,792,138	0.50	to	0.50	1,389,682	0.00	1.50	to	1.65	(36.97)	to	(36.88)

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Lowest to Highest
PBHG/NWQ Value Select
	12/31/2002		2,391,978	$0.88 to $0.88	$2,106,778	2.36%	1.50%	to	1.65%	(15.60)%	to	(15.48)%
	12/31/2001		1,615,440	1.04 to 1.05	1,685,776	0.17	1.50	to	1.65	(3.41)	to	(3.27)
PIMCO Total Return
	12/31/2002	(1)	13,765,200	1.05 to 1.05	14,461,776	0.00	1.50	to	1.65	5.04	to	5.15
Salomon All Cap											to
	12/31/2002		12,973,025	0.77 to 0.77	9,954,134	1.11	1.50	to	1.65	(25.94)	to	(25.83)
	12/31/2001		9,117,209	1.04 to 1.04	9,443,818	1.70	1.50	to	1.65	0.42	to	0.57
Transamerica Convertible Securities
	12/31/2002	(1)	150,114	0.92 to 0.92	138,419	0.00	1.50	to	1.65	(7.82)	to	(7.72)
Transamerica Equity
	12/31/2002		15,050,732	0.51 to 0.52	7,740,277	0.00	1.50	to	1.65	(23.51)	to	(23.39)
	12/31/2001		7,100,172	0.67 to 0.67	4,773,471	0.00	1.50	to	1.65	(18.97)	to	(18.85)
Transamerica Growth Opportunities											to
	12/31/2002		803,561	0.93 to 0.93	749,516	0.00	1.50	to	1.65	(15.70)	to	(15.58)
	12/31/2001	(1)	58,284	1.11 to 1.11	64,452	0.00	1.50	to	1.65	10.58	to	10.69
Transamerica U.S. Government Securities
	12/31/2002		13,608,730	1.45 to 1.46	19,718,760	2.17	1.50	to	1.65	4.10	to	4.25
	12/31/2001		12,118,530	1.39 to 1.40	16,857,616	4.61	1.50	to	1.65	3.38	to	3.53
T. Rowe Price Dividend Growth
	12/31/2002		809,257	0.81 to 0.81	654,482	0.46	1.50	to	1.65	(20.14)	to	(20.02)
	12/31/2001		1,185,802	1.01 to 1.01	1,200,995	0.45	1.50	to	1.65	(5.73)	to	(5.59)
T. Rowe Price Equity Income											to
	12/31/2002		16,128,215	1.98 to 2.00	32,019,409	1.15	1.50	to	1.65	(14.23)	to	(14.10)
	12/31/2001		16,272,079	2.31 to 2.33	37,656,801	1.83	1.50	to	1.65	0.50	to	0.65
T. Rowe Price Growth Stock
	12/31/2002		10,614,831	2.03 to 2.05	21,565,409	0.04	1.50	to	1.65	(24.07)	to	(23.96)
	12/31/2001		12,844,763	2.67 to 2.69	34,360,798	0.00	1.50	to	1.65	(11.51)	to	(11.38)
T. Rowe Price Small Cap
	12/31/2002		4,954,660	0.54 to 0.54	2,686,465	0.00	1.50	to	1.65	(28.53)	to	(28.42)
	12/31/2001		1,658,541	0.76 to 0.76	1,258,191	0.00	1.50	to	1.65	(11.19)	to	(11.06)
Van Kampen Active International Allocation
	12/31/2002		12,154,379	0.86 to 0.87	10,478,288	0.18	1.50	to	1.65	(18.32)	to	(18.20)
	12/31/2001		14,342,035	1.05 to 1.06	15,133,574	0.00	1.50	to	1.65	(24.22)	to	(24.10)
Van Kampen Asset Allocation
	12/31/2002		12,912,490	1.64 to 1.65	21,151,790	2.13	1.50	to	1.65	(17.74)	to	(17.62)
	12/31/2001		15,333,653	1.99 to 2.00	30,522,886	2.02	1.50	to	1.65	(8.58)	to	(8.44)

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Van Kampen Money Market
	12/31/2002		26,207,008	$1.27 to $1.28	$33,318,987	1.27%	1.50% to 1.65%	(0.37)%	to	(0.23)%
	12/31/2001		42,373,861	1.27 to 1.28	54,067,712	3.45	1.50 to 1.65	2.01	to	2.16
Van Kampen Emerging Growth
	12/31/2002		2,511,276	0.53 to 0.53	1,331,120	0.09	1.50 to 1.65	(34.15)	to	(34.05)
	12/31/2001	(1)	602,681	0.80 to 0.81	485,120	0.04	1.50 to 1.65	(19.52)	to	(19.44)
AIM V.I. Basic Value
	12/31/2002	(1)	1,274,813	0.76 to 0.76	965,299	0.00	1.50 to 1.65	(24.30)	to	(24.22)
AIM V.I. Capital Appreciation
	12/31/2002	(1)	101,588	0.79 to 0.79	80,490	0.00	1.50 to 1.65	(20.78)	to	(20.70)
Alliance Growth & Income
	12/31/2002		3,974,952	0.71 to 0.71	2,811,036	0.59	1.50 to 1.65	(23.53)	to	(23.42)
	12/31/2001	(1)	2,439,167	0.92 to 0.92	2,255,210	0.24	1.50 to 1.65	(7.55)	to	(7.46)
Alliance Premier Growth
	12/31/2002		1,267,387	0.58 to 0.58	736,702	0.00	1.50 to 1.65	(31.97)	to	(31.86)
	12/31/2001	(1)	673,044	0.85 to 0.85	574,856	0.00	1.50 to 1.65	(14.61)	to	(14.52)
Janus Aspen—Aggressive Growth
	12/31/2002		3,399,454	0.31 to 0.31	1,054,613	0.00	1.50 to 1.65	(29.29)	to	(29.18)
	12/31/2001		1,385,773	0.44 to 0.44	607,943	0.00	1.50 to 1.65	(40.58)	to	(40.49)
Janus Aspen—Strategic Value
	12/31/2002		630,737	0.68 to 0.68	427,802	0.00	1.50 to 1.65	(24.67)	to	(24.55)
	12/31/2001		438,885	0.90 to 0.90	395,072	0.17	1.50 to 1.65	(9.88)	to	(9.74)
Janus Aspen—Worldwide Growth
	12/31/2002		7,330,257	0.49 to 0.50	3,620,504	0.69	1.50 to 1.65	(26.91)	to	(26.81)
	12/31/2001		1,542,927	0.68 to 0.68	1,042,616	0.23	1.50 to 1.65	(23.88)	to	(23.77)
MFS New Discovery
	12/31/2002	(1)	98,677	0.75 to 0.75	73,634	0.00	1.50 to 1.65	(25.39)	to	(25.31)
MFS Total Return
	12/31/2002	(1)	3,096,184	0.92 to 0.92	2,837,993	0.00	1.50 to 1.65	(8.35)	to	(8.25)
Fidelity – VIP Contrafund®
	12/31/2002		10,359,082	0.71 to 0.71	7,310,860	0.41	1.50 to 1.65	(11.07)	to	(10.94)
	12/31/2001		3,706,849	0.79 to 0.79	2,940,652	0.39	1.50 to 1.65	(13.90)	to	(13.77)
Fidelity – VIP Equity-Income
	12/31/2002		4,522,657	0.82 to 0.83	3,722,786	1.13	1.50 to 1.65	(18.50)	to	(18.38)
	12/31/2001		2,186,158	1.01 to 1.01	2,207,609	0.84	1.50 to 1.65	(6.77)	to	(6.64)
Fidelity – VIP Growth
	12/31/2002		4,587,396	0.59 to 0.60	2,725,902	0.05	1.50 to 1.65	(31.43)	to	(31.33)
	12/31/2001	(1)	672,804	0.87 to 0.87	583,131	0.00	1.50 to 1.65	(13.36)	to	(13.27)

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Fidelity—VIP Growth Opportunities
	12/31/2002		446,626	$0.55 to $0.55	$243,775	0.83%	1.50% to 1.65%	(23.27)%	to	(23.16)%
	12/31/2001		518,571	0.71 to 0.71	368,850	0.29	1.50 to 1.65	(16.04)	to	(15.91)
Fidelity—VIP Mid Cap
	12/31/2002		12,229,296	0.93 to 0.94	11,436,513	0.46	1.50 to 1.65	(11.49)	to	(11.36)
	12/31/2001		3,980,443	1.06 to 1.06	4,204,735	0.00	1.50 to 1.65	(5.09)	to	(4.95)
Fidelity—VIP Value Strategies
	12/31/2002	(1)	3,142,805	0.75 to 0.75	2,349,300	0.00	1.50 to 1.65	(25.25)	to	(25.18)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Transamerica Life Insurance Company Separate

Account VA B – Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owners’ account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners’ account for administrative expenses. In addition, during the first ten policy years Transamerica Life deducts a daily distribution financing charge equal to an annual rate of .25% of the value of the contract owners’ account.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.10% or 1.25% (depending on the death benefit selected) is assessed.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long a earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:    The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

	(b)		Authorization Changing Name of the Mutual Fund Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Not Applicable.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 30.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

(8)	(l)		Participation Agreement by and among AIM Variable

Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(9)	(a)		Opinion and Consent of Counsel. Note 7.

	(b)		Consent of Counsel. Note 7.

(10)	(a)		Consent of Independent Auditors. Note 33

	(b)		Opinion and Consent of Actuary. Note 33

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 33

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 7 (Craig D. Vermie) Note 11 (Brenda K. Clancy) Note 12 (Larry N. Norman) Note 15. (Bart Herbert, Jr.) Note 24. (Christopher H. Garrett, Arthur C. Schneider) Note 32.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Christopher H. Garrett 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, CFO—Financial Partner

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Treasurer, and Chief Financial Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Dennis Hersch Joseph B.M. Streppel	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding Company

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate

FGH Property Services LLC	Delaware	100% RCC North America LLC	Real estate

FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate

FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate

FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate

Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate

First FGP LLC	Delaware	100% RCC North America LLC	Real estate

Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate

Second FGP LLC	Delaware	100% RCC North America LLC	Real estate

Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate

The RCC Group, Inc.	Delaware	100% RCC North America, LLC	Real estate

Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate

Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner.	Limited Partnership

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Real Estate Alternatives Portfolio 1 LLC	DE	100% AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Financial Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefit Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Capital General Development Corporation	Delaware	100% Commonwealth General Development	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Insurance Consultants	Nebraska	100% Commonwealth General Corporation	Brokerage

Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive

Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company

Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc.	Container Leasing

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belgium	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	South Africa	100% TLHI	In Liquidation – Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Transamerica Funding LP	UK	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing

Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

TFC Properties, Inc.	Delaware	100% TFC	Holding company

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC.	Holding company

Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

BWAC Credit Corporation	Delaware	100% TCFCII	Inactive

BWAC International Corporation	Delaware	100% TCFCII	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium

TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust

TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

M Credit, Inc.	Delaware	100% TCFCII	Commercial lending

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans

Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking

Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking

Inland Water Transportation LLC	Delaware	100% Capital Partners LP	Finance barges

TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

T Holdings, Inc.	Delaware	100% TCFCII	Holding company

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta LLP	Illinois	50% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% TBCC	Special purpose corporation

Transcap Trade Finance	Illinois	50% TBC III, Inc.	Commercial finance

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance

Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending

Auto Funding Services LLC	Delaware	100% Transamerica Business Capital Corporation	Commercial lending

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company

Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company

Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services

2953-9087 Quebec, Inc.	Quebec	100% Cantrex Group Inc.	Inactive

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive

Prestex Marketing, Inc.	Canada	100% Cantrex Group, Inc.	Inactive

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd./Harley Davidson Acceptance	U.K.	100% BWAC Twenty-One, Inc.	Holding company

Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holding Limited	Leasing

Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holding Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage

Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe

Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.	Commercial lending in Germany

Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company

TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation	Finance company

Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Transamerica Venture LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Distribution Finance Corporation—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance

TDF-Mauritius Limited	Mauritius	100% Transamerica Distribution Finance Corporation—Overseas, Inc.	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius Limited	Finance company

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Holds employees

Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans

First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	82.33% First AUSA Life Insurance Company 17.67% Veterans Life Insurance Company	Insurance

AUSACAN LLP	Canada	General Partner—AUSA Holding Company (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote	Insurance

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%; Baldrich & Associates of Puerto Rico owns 49%.	Insurance

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 77%; AUSA Holding Company owns 23%	Fund advisor

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Jack Linder	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency

Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.

Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Advisors, Inc.	California	100% TSC	Retail sale of investment advisory services

Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Fin. Financial Advisors, Inc.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

AEGON Capital Management, Inc.	Canada	100% TIHI	Investment counsel and portfolio manager

AEGON Dealer Services Canada, Inc.	Canada	100% National Finance Corporation	Mutual fund dealer

AEGON Fund Management, Inc.	Canada	100% TIHI	Mutual fund issuer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Financial Advisors, Inc.	Retail sale of securities products

Money Concept (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Financial Insurance Agency, Inc.	Canada	100%Money Concept (Canada) Limited	Insurance agency

Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC; 40% owned by Primary Knowledge, Inc.	Special purpose corporation

TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Avaiation LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Re(Bermuda), Ltd.	Special purpose limited liability corporation

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Technology Services Limited	UK	100% Transamerica Commercial Finance Limited	Service company

Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing

WFG Securities of Canada, Inc.	Canada	100% Work Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada, Inc.	Canada	100%TIHI	Holding company

World Financial Group Subholding Company of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Item 27.    Number of Policyowners

As of December 31, 2002, there were 8,255 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

                   AFSG Securitite Corporation

                   4333 Edgewood Road, N.E.

                   Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:5

Larry N. Norman Director and President	Anne Spaes Director and Vice President

Frank A. Camp Secretary	Darin Smith Vice President and Assistant Secretary

Lisa Wachendorf Director, Vice President and Chief Compliance Officer	William G. Cummings Treasurer/Controller and Vice President

Thomas R. Moriarty Vice President	Emily Bates Assistant Treasurer

Priscilla Hechler Assistant Vice President	Clifton Flenniken Assistant Treasurer

Teresa Stolba Assistant Compliance Officer

[5]	The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $6,334,200.93, $5,475,635.22, and $5,870,143,06 from the Registrant for the period ending December 31, 2002, December 31, 2001 and December 31, 2000 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, TFLIC Series Life Account (formerly AUSA Series Life Account), TFLIC Series Annuity Account (formerly AUSA Series Annuity Account) and TFLIC Series Annuity Account B (formerly AUSA Series Annuity Account B). These accounts are separate accounts of Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.)

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York).

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27 day of October, 2003.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor
*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date
*	Director	, 2003
Christopher H. Garrett

/s/ Craig D. Vermie	Director	October 27, 2003
Craig D. Vermie

*	Director (Principal Executive Officer)	, 2003
Larry N. Norman

*	Director	, 2003
Arthur C. Schneider

*	Vice President and Corporate Controller	, 2003
Robert J. Kontz

*	Director, Vice President, Treasurer and Chief Financial Officer	, 2003
Brenda K. Clancy

*	By Craig D. Vermie, Attorney-in-Fact